UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1796

Fidelity Destiny Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Diversified Stock Fund
Class A

December 31, 2007

1.811318.103

DESIN-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares		Value
CONSUMER DISCRETIONARY - 10.1%
Distributors - 0.4%
Li & Fung Ltd.	2,750,000		$ 11,109,900
Hotels, Restaurants & Leisure - 0.4%
McCormick & Schmick's Seafood Restaurants (a)	267,800		3,194,854
Red Robin Gourmet Burgers, Inc. (a)	150,000		4,798,500
Starbucks Corp. (a)	200,000		4,094,000
			12,087,354
Household Durables - 1.2%
D.R. Horton, Inc.	500,000		6,585,000
Harman International Industries, Inc.	75,000		5,528,250
KB Home (e)	499,960		10,799,136
Pulte Homes, Inc.	300,000		3,162,000
Ryland Group, Inc. (e)	300,000		8,265,000
			34,339,386
Internet & Catalog Retail - 0.6%
Blue Nile, Inc. (a)(e)	75,000		5,104,500
NutriSystem, Inc. (a)(e)	500,000		13,490,000
			18,594,500
Leisure Equipment & Products - 0.3%
Brunswick Corp.	250,000		4,262,500
Eastman Kodak Co. (e)	200,000		4,374,000
			8,636,500
Media - 3.2%
Comcast Corp. Class A (a)	800,000		14,608,000
EchoStar Communications Corp. Class A (a)	125,000		4,715,000
Focus Media Holding Ltd. ADR (a)	104,000		5,908,240
New Frontier Media, Inc.	1,000,000		5,500,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	900,046		8,208,420
The DIRECTV Group, Inc. (a)	300,000		6,936,000
The Walt Disney Co.	675,000		21,789,000
Time Warner, Inc.	1,550,000		25,590,500
			93,255,160
Multiline Retail - 1.3%
Kohl's Corp. (a)	175,000		8,015,000
Macy's, Inc.	700,000		18,109,000
Target Corp.	250,000		12,500,000
			38,624,000
Specialty Retail - 2.4%
Charlotte Russe Holding, Inc. (a)	350,000		5,652,500
Citi Trends, Inc. (a)	700,000		10,808,000
Coldwater Creek, Inc. (a)	700,000		4,683,000
Gymboree Corp. (a)	250,000		7,615,000
Home Depot, Inc.	425,040		11,450,578
Staples, Inc.	675,000		15,572,250
The Men's Wearhouse, Inc.	200,000		5,396,000
Tween Brands, Inc. (a)	300,000		7,944,000
			69,121,328

	Shares		Value
Textiles, Apparel & Luxury Goods - 0.3%
Crocs, Inc. (a)	150,000		$ 5,521,500
Under Armour, Inc. Class A (sub. vtg.) (a)(e)	100,000		4,367,000
			9,888,500
TOTAL CONSUMER DISCRETIONARY			295,656,628
CONSUMER STAPLES - 6.5%
Beverages - 0.3%
InBev SA	80,000		6,654,864
Sapporo Breweries Ltd. (e)	400,000		3,226,653
			9,881,517
Food & Staples Retailing - 2.1%
Sysco Corp.	400,000		12,484,000
United Natural Foods, Inc. (a)	800,000		25,376,000
Whole Foods Market, Inc. (e)	600,000		24,480,000
			62,340,000
Food Products - 2.3%
Corn Products International, Inc.	200,000		7,350,000
Dean Foods Co.	200,000		5,172,000
Diamond Foods, Inc.	275,000		5,893,250
Green Mountain Coffee Roasters, Inc. (a)	175,000		7,122,500
Marine Harvest ASA (a)	10,000,000		6,421,934
McCormick & Co., Inc. (non-vtg.)	100,000		3,791,000
Nestle SA (Reg.)	70,000		32,060,000
			67,810,684
Household Products - 1.5%
Procter & Gamble Co.	600,000		44,052,000
Personal Products - 0.3%
Avon Products, Inc.	200,000		7,906,000
TOTAL CONSUMER STAPLES			191,990,201
ENERGY - 10.2%
Energy Equipment & Services - 2.4%
Atwood Oceanics, Inc. (a)	75,000		7,518,000
ENSCO International, Inc.	125,000		7,452,500
Grey Wolf, Inc. (a)	750,000		3,997,500
Noble Corp.	125,000		7,063,750
North American Energy Partners, Inc.	500,000		6,775,004
SBM Offshore NV	200,000		6,304,608
Schlumberger Ltd. (NY Shares)	325,000		31,970,250
			71,081,612
Oil, Gas & Consumable Fuels - 7.8%
Chesapeake Energy Corp.	350,000		13,720,000
Chevron Corp.	75,000		6,999,750
ConocoPhillips	150,000		13,245,000
EOG Resources, Inc.	125,000		11,156,250
Exxon Mobil Corp.	575,000		53,871,750
Lukoil Oil Co. sponsored ADR	150,000		12,945,000
Marathon Oil Corp.	620,000		37,733,200
Common Stocks - continued
	Shares		Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
OAO Gazprom sponsored ADR	175,000		$ 9,852,500
OJSC Rosneft unit	675,000		6,547,500
OPTI Canada, Inc. (a)	200,000		3,341,553
Plains Exploration & Production Co. (a)	50,000		2,700,000
Suncor Energy, Inc.	150,000		16,291,581
Total SA sponsored ADR	175,000		14,455,000
Ultra Petroleum Corp. (a)	110,000		7,865,000
Valero Energy Corp.	250,000		17,507,500
			228,231,584
TOTAL ENERGY			299,313,196
FINANCIALS - 18.3%
Capital Markets - 3.2%
Bear Stearns Companies, Inc.	175,000		15,443,750
Credit Suisse Group sponsored ADR	100,000		6,010,000
Goldman Sachs Group, Inc.	75,000		16,128,750
KKR Private Equity Investors, LP	800,000		14,320,000
Lehman Brothers Holdings, Inc.	450,000		29,448,000
State Street Corp.	150,000		12,180,000
			93,530,500
Commercial Banks - 3.4%
Anglo Irish Bank Corp. plc	500,000		7,982,918
Banner Corp.	175,000		5,027,750
Colonial Bancgroup, Inc.	250,000		3,385,000
Erste Bank AG	150,000		10,617,135
M&T Bank Corp.	135,000		11,011,950
Standard Chartered PLC (United Kingdom)	274,998		10,075,243
Sterling Bancshares, Inc.	350,000		3,906,000
UCBH Holdings, Inc.	150,000		2,124,000
Wachovia Corp.	1,175,000		44,685,250
			98,815,246
Consumer Finance - 0.3%
American Express Co.	200,000		10,404,000
Diversified Financial Services - 5.2%
Bank of America Corp.	900,000		37,134,000
Bovespa Holding SA	150,000		2,809,551
Citigroup, Inc.	1,750,000		51,520,000
Climate Exchange PLC (a)	150,000		2,995,176
Guaranty Financial Group, Inc. (a)	83,333		1,333,328
JPMorgan Chase & Co.	1,125,000		49,106,250
MarketAxess Holdings, Inc. (a)	275,000		3,528,250
MSCI, Inc. Class A	125,000		4,800,000
			153,226,555
Insurance - 5.2%
AMBAC Financial Group, Inc. (e)	685,299		17,660,155
American International Group, Inc.	1,525,000		88,907,497
Arch Capital Group Ltd. (a)	75,000		5,276,250
Hartford Financial Services Group, Inc.	100,000		8,719,000

	Shares		Value
Prudential Financial, Inc.	130,000		$ 12,095,200
RenaissanceRe Holdings Ltd.	275,000		16,566,000
W.R. Berkley Corp.	150,000		4,471,500
			153,695,602
Real Estate Investment Trusts - 0.3%
Developers Diversified Realty Corp.	200,000		7,658,000
Real Estate Management & Development - 0.1%
Forestar Real Estate Group, Inc. (a)	83,333		1,965,825
Thrifts & Mortgage Finance - 0.6%
Fannie Mae	175,000		6,996,500
MGIC Investment Corp. (e)	150,000		3,364,500
Radian Group, Inc. (e)	625,488		7,305,700
			17,666,700
TOTAL FINANCIALS			536,962,428
HEALTH CARE - 12.9%
Biotechnology - 3.1%
Alexion Pharmaceuticals, Inc. (a)	100,000		7,503,000
Alkermes, Inc. (a)	400,000		6,236,000
Alnylam Pharmaceuticals, Inc. (a)	150,000		4,362,000
Amgen, Inc. (a)	525,000		24,381,000
Amylin Pharmaceuticals, Inc. (a)	135,000		4,995,000
Cephalon, Inc. (a)	80,000		5,740,800
CytRx Corp. (a)(e)	500,000		1,420,000
Genentech, Inc. (a)	249,970		16,765,488
Genzyme Corp. (a)	125,000		9,305,000
Indevus Pharmaceuticals, Inc. (a)	600,000		4,170,000
MannKind Corp. (a)	650,000		5,174,000
Metabolix, Inc.	100,000		2,380,000
			92,432,288
Health Care Equipment & Supplies - 2.2%
Abiomed, Inc. (a)	350,000		5,439,000
Conceptus, Inc. (a)	525,000		10,101,000
Covidien Ltd.	100,000		4,429,000
Insulet Corp.	225,000		5,283,000
Inverness Medical Innovations, Inc. (a)	200,000		11,236,000
Medtronic, Inc.	250,000		12,567,500
Mindray Medical International Ltd. sponsored ADR	200,000		8,594,000
NxStage Medical, Inc. (a)	325,000		4,930,250
Sirona Dental Systems, Inc. (a)	100,000		3,348,000
			65,927,750
Health Care Providers & Services - 3.2%
athenahealth, Inc.	34,794		1,252,584
DaVita, Inc. (a)	100,000		5,635,000
Emergency Medical Services Corp. Class A (a)	193,258		5,658,594
Henry Schein, Inc. (a)	100,000		6,140,000
I-trax, Inc. (a)	1,100,000		3,905,000
Medco Health Solutions, Inc. (a)	75,000		7,605,000
UnitedHealth Group, Inc.	825,022		48,016,280
Common Stocks - continued
	Shares		Value
HEALTH CARE - continued
Health Care Providers & Services - continued
VCA Antech, Inc. (a)	175,000		$ 7,740,250
WellPoint, Inc. (a)	75,000		6,579,750
			92,532,458
Health Care Technology - 0.2%
Cerner Corp. (a)	100,000		5,640,000
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	125,000		7,407,500
QIAGEN NV (a)	150,000		3,157,500
			10,565,000
Pharmaceuticals - 3.8%
Barr Pharmaceuticals, Inc. (a)	225,000		11,947,500
Elan Corp. PLC sponsored ADR (a)	250,022		5,495,484
Endo Pharmaceuticals Holdings, Inc. (a)	200,000		5,334,000
Johnson & Johnson	700,027		46,691,801
Medicis Pharmaceutical Corp. Class A	325,000		8,440,250
Merck & Co., Inc.	375,000		21,791,250
Nexmed, Inc. (a)	2,016,747		2,883,948
Schering-Plough Corp.	300,000		7,992,000
			110,576,233
TOTAL HEALTH CARE			377,673,729
INDUSTRIALS - 12.3%
Aerospace & Defense - 1.1%
General Dynamics Corp.	150,000		13,348,500
Honeywell International, Inc.	300,000		18,471,000
			31,819,500
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	100,017		5,412,920
United Parcel Service, Inc. Class B	325,000		22,984,000
			28,396,920
Airlines - 0.5%
Delta Air Lines, Inc. (a)	337,400		5,023,886
Ryanair Holdings PLC sponsored ADR (a)	150,000		5,916,000
US Airways Group, Inc. (a)	325,000		4,780,750
			15,720,636
Building Products - 0.2%
Noritz Corp. (e)	85,400		1,117,126
Universal Forest Products, Inc.	200,000		5,892,000
			7,009,126
Commercial Services & Supplies - 2.8%
Allied Waste Industries, Inc. (a)	250,000		2,755,000
Corporate Executive Board Co.	375,000		22,537,500
CoStar Group, Inc. (a)	254,185		12,010,241
Dun & Bradstreet Corp.	60,000		5,317,800
Equifax, Inc.	200,000		7,272,000
Healthcare Services Group, Inc.	750,000		15,885,000
IHS, Inc. Class A (a)	25,000		1,514,000
Intertek Group PLC	150,000		2,950,472

	Shares		Value
Manpower, Inc.	75,000		$ 4,267,500
Robert Half International, Inc.	299,980		8,111,459
			82,620,972
Construction & Engineering - 0.4%
Chicago Bridge & Iron Co. NV (NY Shares)	117,500		7,101,700
Shaw Group, Inc. (a)	75,000		4,533,000
			11,634,700
Electrical Equipment - 2.9%
ABB Ltd. sponsored ADR	125,000		3,600,000
Evergreen Solar, Inc. (a)(e)	1,824,993		31,517,629
Q-Cells AG (a)	125,000		17,804,680
SolarWorld AG	250,000		15,232,488
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	200,000		16,464,000
			84,618,797
Industrial Conglomerates - 2.2%
3M Co.	100,000		8,432,000
General Electric Co.	1,499,961		55,603,554
			64,035,554
Machinery - 0.7%
Illinois Tool Works, Inc.	150,024		8,032,285
Sulzer AG (Reg.)	5,000		7,345,804
Terex Corp. (a)	100,000		6,557,000
			21,935,089
Road & Rail - 0.5%
Ryder System, Inc.	250,000		11,752,500
YRC Worldwide, Inc. (a)	100,000		1,709,000
			13,461,500
TOTAL INDUSTRIALS			361,252,794
INFORMATION TECHNOLOGY - 19.3%
Communications Equipment - 4.7%
Cisco Systems, Inc. (a)	1,700,000		46,019,000
Comverse Technology, Inc. (a)	500,000		8,625,000
Corning, Inc.	2,000,000		47,980,000
Foxconn International Holdings Ltd. (a)	3,250,000		7,294,379
Harris Corp.	125,000		7,835,000
Infinera Corp.	150,000		2,226,000
Juniper Networks, Inc. (a)	150,000		4,980,000
Nice Systems Ltd. sponsored ADR (a)	400,000		13,728,000
			138,687,379
Computers & Peripherals - 1.9%
Apple, Inc. (a)	150,000		29,712,000
Hewlett-Packard Co.	350,000		17,668,000
Network Appliance, Inc. (a)	300,000		7,488,000
			54,868,000
Electronic Equipment & Instruments - 1.9%
Acacia Research Corp. - Acacia Technologies (a)	1,000,000		8,980,000
Comverge, Inc.	300,000		9,447,000
Common Stocks - continued
	Shares		Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Everlight Electronics Co. Ltd.	999,960		$ 3,669,295
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,750,000		10,900,401
Itron, Inc. (a)	44,700		4,289,859
Motech Industries, Inc.	1,999,630		18,343,815
			55,630,370
Internet Software & Services - 3.3%
Akamai Technologies, Inc. (a)	275,000		9,515,000
Google, Inc. Class A (sub. vtg.) (a)	95,000		65,690,600
Omniture, Inc. (a)	100,000		3,329,000
SAVVIS, Inc. (a)	250,000		6,977,500
Terremark Worldwide, Inc. (a)	1,000,019		6,500,124
The Knot, Inc. (a)	300,000		4,782,000
			96,794,224
IT Services - 2.5%
Cognizant Technology Solutions Corp. Class A (a)	475,000		16,121,500
Mastercard, Inc. Class A	50,000		10,760,000
MoneyGram International, Inc. (e)	1,400,200		21,521,074
Paychex, Inc.	450,000		16,299,000
The Western Union Co.	400,000		9,712,000
			74,413,574
Semiconductors & Semiconductor Equipment - 4.0%
ARM Holdings PLC sponsored ADR	900,000		6,660,000
ASML Holding NV (NY Shares) (a)	175,000		5,475,750
Intel Corp.	1,800,000		47,988,000
Lam Research Corp. (a)	125,000		5,403,750
LDK Solar Co. Ltd. Sponsored ADR (e)	150,000		7,051,500
MEMC Electronic Materials, Inc. (a)	100,000		8,849,000
National Semiconductor Corp.	600,020		13,584,453
Richtek Technology Corp.	1,000,000		9,034,844
Taiwan Semiconductor Manufacturing Co. Ltd.	7,499,995		14,338,566
			118,385,863
Software - 1.0%
Activision, Inc. (a)	150,000		4,455,000
Check Point Software Technologies Ltd. (a)	200,000		4,392,000
Nintendo Co. Ltd.	12,500		7,405,000
Quality Systems, Inc.	350,000		10,671,500
Salesforce.com, Inc. (a)	25,000		1,567,250
			28,490,750
TOTAL INFORMATION TECHNOLOGY			567,270,160
MATERIALS - 1.7%
Chemicals - 1.1%
Airgas, Inc.	75,000		3,908,250

	Shares		Value
Albemarle Corp.	75,000		$ 3,093,750
Hercules, Inc.	250,000		4,837,500
Monsanto Co.	75,000		8,376,750
Tenma Corp.	221,800		3,841,601
Tokuyama Corp.	525,000		5,247,612
Wacker Chemie AG	15,000		4,327,851
			33,633,314
Containers & Packaging - 0.2%
Temple-Inland, Inc.	250,000		5,212,500
Metals & Mining - 0.4%
ArcelorMittal SA (NY Reg.) Class A	100,000		7,735,000
Lynas Corp. Ltd. (a)	1,500,000		1,287,573
Titanium Metals Corp.	100,000		2,645,000
			11,667,573
TOTAL MATERIALS			50,513,387
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	1,150,000		47,794,000
Verizon Communications, Inc.	1,000,000		43,690,000
			91,484,000
Wireless Telecommunication Services - 0.7%
America Movil SAB de CV Series L sponsored ADR	100,000		6,139,000
Bharti Airtel Ltd. (a)	250,000		6,321,533
NII Holdings, Inc. (a)	75,000		3,624,000
Sistema JSFC sponsored GDR	125,000		5,218,750
			21,303,283
TOTAL TELECOMMUNICATION SERVICES			112,787,283
UTILITIES - 1.5%
Electric Utilities - 0.2%
Great Plains Energy, Inc.	250,000		7,330,000
Independent Power Producers & Energy Traders - 1.0%
AES Corp. (a)	300,000		6,417,000
Clipper Windpower PLC (a)	703,096		9,918,319
NRG Energy, Inc. (a)	300,000		13,002,000
			29,337,319
Multi-Utilities - 0.3%
Public Service Enterprise Group, Inc.	75,000		7,368,000
TOTAL UTILITIES			44,035,319
TOTAL COMMON STOCKS (Cost $2,865,387,972)		2,837,455,125
Convertible Bonds - 0.1%
Principal Amount		Value
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. 7.75% 6/1/15 (d)		$ 2,950,000		$ 2,714,000
TOTAL CONVERTIBLE BONDS (Cost $3,186,000)				2,714,000
Money Market Funds - 6.0%
	Shares
Fidelity Cash Central Fund, 4.58% (b)	94,401,134		94,401,134
Fidelity Securities Lending Cash Central Fund, 4.65% (b)(c)	81,869,843		81,869,843
TOTAL MONEY MARKET FUNDS (Cost $176,270,977)		176,270,977
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $3,044,844,949)	3,016,440,102
NET OTHER ASSETS - (2.7)%	(78,563,982)
NET ASSETS - 100%	$ 2,937,876,120
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,105,619
Fidelity Securities Lending Cash Central Fund	722,791
Total	$ 1,828,410
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $3,051,269,393. Net unrealized depreciation aggregated $34,829,291, of which $275,254,604 related to appreciated investment securities and $310,083,895 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Diversified Stock Fund
Class O

December 31, 2007

1.811319.103

DESIO-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 10.1%
Distributors - 0.4%
Li & Fung Ltd.	2,750,000	$ 11,109,900
Hotels, Restaurants & Leisure - 0.4%
McCormick & Schmick's Seafood Restaurants (a)	267,800	3,194,854
Red Robin Gourmet Burgers, Inc. (a)	150,000	4,798,500
Starbucks Corp. (a)	200,000	4,094,000
		12,087,354
Household Durables - 1.2%
D.R. Horton, Inc.	500,000	6,585,000
Harman International Industries, Inc.	75,000	5,528,250
KB Home (e)	499,960	10,799,136
Pulte Homes, Inc.	300,000	3,162,000
Ryland Group, Inc. (e)	300,000	8,265,000
		34,339,386
Internet & Catalog Retail - 0.6%
Blue Nile, Inc. (a)(e)	75,000	5,104,500
NutriSystem, Inc. (a)(e)	500,000	13,490,000
		18,594,500
Leisure Equipment & Products - 0.3%
Brunswick Corp.	250,000	4,262,500
Eastman Kodak Co. (e)	200,000	4,374,000
		8,636,500
Media - 3.2%
Comcast Corp. Class A (a)	800,000	14,608,000
EchoStar Communications Corp. Class A (a)	125,000	4,715,000
Focus Media Holding Ltd. ADR (a)	104,000	5,908,240
New Frontier Media, Inc.	1,000,000	5,500,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	900,046	8,208,420
The DIRECTV Group, Inc. (a)	300,000	6,936,000
The Walt Disney Co.	675,000	21,789,000
Time Warner, Inc.	1,550,000	25,590,500
		93,255,160
Multiline Retail - 1.3%
Kohl's Corp. (a)	175,000	8,015,000
Macy's, Inc.	700,000	18,109,000
Target Corp.	250,000	12,500,000
		38,624,000
Specialty Retail - 2.4%
Charlotte Russe Holding, Inc. (a)	350,000	5,652,500
Citi Trends, Inc. (a)	700,000	10,808,000
Coldwater Creek, Inc. (a)	700,000	4,683,000
Gymboree Corp. (a)	250,000	7,615,000
Home Depot, Inc.	425,040	11,450,578
Staples, Inc.	675,000	15,572,250
The Men's Wearhouse, Inc.	200,000	5,396,000
Tween Brands, Inc. (a)	300,000	7,944,000
		69,121,328

	Shares	Value
Textiles, Apparel & Luxury Goods - 0.3%
Crocs, Inc. (a)	150,000	$ 5,521,500
Under Armour, Inc. Class A (sub. vtg.) (a)(e)	100,000	4,367,000
		9,888,500
TOTAL CONSUMER DISCRETIONARY		295,656,628
CONSUMER STAPLES - 6.5%
Beverages - 0.3%
InBev SA	80,000	6,654,864
Sapporo Breweries Ltd. (e)	400,000	3,226,653
		9,881,517
Food & Staples Retailing - 2.1%
Sysco Corp.	400,000	12,484,000
United Natural Foods, Inc. (a)	800,000	25,376,000
Whole Foods Market, Inc. (e)	600,000	24,480,000
		62,340,000
Food Products - 2.3%
Corn Products International, Inc.	200,000	7,350,000
Dean Foods Co.	200,000	5,172,000
Diamond Foods, Inc.	275,000	5,893,250
Green Mountain Coffee Roasters, Inc. (a)	175,000	7,122,500
Marine Harvest ASA (a)	10,000,000	6,421,934
McCormick & Co., Inc. (non-vtg.)	100,000	3,791,000
Nestle SA (Reg.)	70,000	32,060,000
		67,810,684
Household Products - 1.5%
Procter & Gamble Co.	600,000	44,052,000
Personal Products - 0.3%
Avon Products, Inc.	200,000	7,906,000
TOTAL CONSUMER STAPLES		191,990,201
ENERGY - 10.2%
Energy Equipment & Services - 2.4%
Atwood Oceanics, Inc. (a)	75,000	7,518,000
ENSCO International, Inc.	125,000	7,452,500
Grey Wolf, Inc. (a)	750,000	3,997,500
Noble Corp.	125,000	7,063,750
North American Energy Partners, Inc.	500,000	6,775,004
SBM Offshore NV	200,000	6,304,608
Schlumberger Ltd. (NY Shares)	325,000	31,970,250
		71,081,612
Oil, Gas & Consumable Fuels - 7.8%
Chesapeake Energy Corp.	350,000	13,720,000
Chevron Corp.	75,000	6,999,750
ConocoPhillips	150,000	13,245,000
EOG Resources, Inc.	125,000	11,156,250
Exxon Mobil Corp.	575,000	53,871,750
Lukoil Oil Co. sponsored ADR	150,000	12,945,000
Marathon Oil Corp.	620,000	37,733,200
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
OAO Gazprom sponsored ADR	175,000	$ 9,852,500
OJSC Rosneft unit	675,000	6,547,500
OPTI Canada, Inc. (a)	200,000	3,341,553
Plains Exploration & Production Co. (a)	50,000	2,700,000
Suncor Energy, Inc.	150,000	16,291,581
Total SA sponsored ADR	175,000	14,455,000
Ultra Petroleum Corp. (a)	110,000	7,865,000
Valero Energy Corp.	250,000	17,507,500
		228,231,584
TOTAL ENERGY		299,313,196
FINANCIALS - 18.3%
Capital Markets - 3.2%
Bear Stearns Companies, Inc.	175,000	15,443,750
Credit Suisse Group sponsored ADR	100,000	6,010,000
Goldman Sachs Group, Inc.	75,000	16,128,750
KKR Private Equity Investors, LP	800,000	14,320,000
Lehman Brothers Holdings, Inc.	450,000	29,448,000
State Street Corp.	150,000	12,180,000
		93,530,500
Commercial Banks - 3.4%
Anglo Irish Bank Corp. plc	500,000	7,982,918
Banner Corp.	175,000	5,027,750
Colonial Bancgroup, Inc.	250,000	3,385,000
Erste Bank AG	150,000	10,617,135
M&T Bank Corp.	135,000	11,011,950
Standard Chartered PLC (United Kingdom)	274,998	10,075,243
Sterling Bancshares, Inc.	350,000	3,906,000
UCBH Holdings, Inc.	150,000	2,124,000
Wachovia Corp.	1,175,000	44,685,250
		98,815,246
Consumer Finance - 0.3%
American Express Co.	200,000	10,404,000
Diversified Financial Services - 5.2%
Bank of America Corp.	900,000	37,134,000
Bovespa Holding SA	150,000	2,809,551
Citigroup, Inc.	1,750,000	51,520,000
Climate Exchange PLC (a)	150,000	2,995,176
Guaranty Financial Group, Inc. (a)	83,333	1,333,328
JPMorgan Chase & Co.	1,125,000	49,106,250
MarketAxess Holdings, Inc. (a)	275,000	3,528,250
MSCI, Inc. Class A	125,000	4,800,000
		153,226,555
Insurance - 5.2%
AMBAC Financial Group, Inc. (e)	685,299	17,660,155
American International Group, Inc.	1,525,000	88,907,497
Arch Capital Group Ltd. (a)	75,000	5,276,250
Hartford Financial Services Group, Inc.	100,000	8,719,000

	Shares	Value
Prudential Financial, Inc.	130,000	$ 12,095,200
RenaissanceRe Holdings Ltd.	275,000	16,566,000
W.R. Berkley Corp.	150,000	4,471,500
		153,695,602
Real Estate Investment Trusts - 0.3%
Developers Diversified Realty Corp.	200,000	7,658,000
Real Estate Management & Development - 0.1%
Forestar Real Estate Group, Inc. (a)	83,333	1,965,825
Thrifts & Mortgage Finance - 0.6%
Fannie Mae	175,000	6,996,500
MGIC Investment Corp. (e)	150,000	3,364,500
Radian Group, Inc. (e)	625,488	7,305,700
		17,666,700
TOTAL FINANCIALS		536,962,428
HEALTH CARE - 12.9%
Biotechnology - 3.1%
Alexion Pharmaceuticals, Inc. (a)	100,000	7,503,000
Alkermes, Inc. (a)	400,000	6,236,000
Alnylam Pharmaceuticals, Inc. (a)	150,000	4,362,000
Amgen, Inc. (a)	525,000	24,381,000
Amylin Pharmaceuticals, Inc. (a)	135,000	4,995,000
Cephalon, Inc. (a)	80,000	5,740,800
CytRx Corp. (a)(e)	500,000	1,420,000
Genentech, Inc. (a)	249,970	16,765,488
Genzyme Corp. (a)	125,000	9,305,000
Indevus Pharmaceuticals, Inc. (a)	600,000	4,170,000
MannKind Corp. (a)	650,000	5,174,000
Metabolix, Inc.	100,000	2,380,000
		92,432,288
Health Care Equipment & Supplies - 2.2%
Abiomed, Inc. (a)	350,000	5,439,000
Conceptus, Inc. (a)	525,000	10,101,000
Covidien Ltd.	100,000	4,429,000
Insulet Corp.	225,000	5,283,000
Inverness Medical Innovations, Inc. (a)	200,000	11,236,000
Medtronic, Inc.	250,000	12,567,500
Mindray Medical International Ltd. sponsored ADR	200,000	8,594,000
NxStage Medical, Inc. (a)	325,000	4,930,250
Sirona Dental Systems, Inc. (a)	100,000	3,348,000
		65,927,750
Health Care Providers & Services - 3.2%
athenahealth, Inc.	34,794	1,252,584
DaVita, Inc. (a)	100,000	5,635,000
Emergency Medical Services Corp. Class A (a)	193,258	5,658,594
Henry Schein, Inc. (a)	100,000	6,140,000
I-trax, Inc. (a)	1,100,000	3,905,000
Medco Health Solutions, Inc. (a)	75,000	7,605,000
UnitedHealth Group, Inc.	825,022	48,016,280
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
VCA Antech, Inc. (a)	175,000	$ 7,740,250
WellPoint, Inc. (a)	75,000	6,579,750
		92,532,458
Health Care Technology - 0.2%
Cerner Corp. (a)	100,000	5,640,000
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	125,000	7,407,500
QIAGEN NV (a)	150,000	3,157,500
		10,565,000
Pharmaceuticals - 3.8%
Barr Pharmaceuticals, Inc. (a)	225,000	11,947,500
Elan Corp. PLC sponsored ADR (a)	250,022	5,495,484
Endo Pharmaceuticals Holdings, Inc. (a)	200,000	5,334,000
Johnson & Johnson	700,027	46,691,801
Medicis Pharmaceutical Corp. Class A	325,000	8,440,250
Merck & Co., Inc.	375,000	21,791,250
Nexmed, Inc. (a)	2,016,747	2,883,948
Schering-Plough Corp.	300,000	7,992,000
		110,576,233
TOTAL HEALTH CARE		377,673,729
INDUSTRIALS - 12.3%
Aerospace & Defense - 1.1%
General Dynamics Corp.	150,000	13,348,500
Honeywell International, Inc.	300,000	18,471,000
		31,819,500
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	100,017	5,412,920
United Parcel Service, Inc. Class B	325,000	22,984,000
		28,396,920
Airlines - 0.5%
Delta Air Lines, Inc. (a)	337,400	5,023,886
Ryanair Holdings PLC sponsored ADR (a)	150,000	5,916,000
US Airways Group, Inc. (a)	325,000	4,780,750
		15,720,636
Building Products - 0.2%
Noritz Corp. (e)	85,400	1,117,126
Universal Forest Products, Inc.	200,000	5,892,000
		7,009,126
Commercial Services & Supplies - 2.8%
Allied Waste Industries, Inc. (a)	250,000	2,755,000
Corporate Executive Board Co.	375,000	22,537,500
CoStar Group, Inc. (a)	254,185	12,010,241
Dun & Bradstreet Corp.	60,000	5,317,800
Equifax, Inc.	200,000	7,272,000
Healthcare Services Group, Inc.	750,000	15,885,000
IHS, Inc. Class A (a)	25,000	1,514,000
Intertek Group PLC	150,000	2,950,472

	Shares	Value
Manpower, Inc.	75,000	$ 4,267,500
Robert Half International, Inc.	299,980	8,111,459
		82,620,972
Construction & Engineering - 0.4%
Chicago Bridge & Iron Co. NV (NY Shares)	117,500	7,101,700
Shaw Group, Inc. (a)	75,000	4,533,000
		11,634,700
Electrical Equipment - 2.9%
ABB Ltd. sponsored ADR	125,000	3,600,000
Evergreen Solar, Inc. (a)(e)	1,824,993	31,517,629
Q-Cells AG (a)	125,000	17,804,680
SolarWorld AG	250,000	15,232,488
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	200,000	16,464,000
		84,618,797
Industrial Conglomerates - 2.2%
3M Co.	100,000	8,432,000
General Electric Co.	1,499,961	55,603,554
		64,035,554
Machinery - 0.7%
Illinois Tool Works, Inc.	150,024	8,032,285
Sulzer AG (Reg.)	5,000	7,345,804
Terex Corp. (a)	100,000	6,557,000
		21,935,089
Road & Rail - 0.5%
Ryder System, Inc.	250,000	11,752,500
YRC Worldwide, Inc. (a)	100,000	1,709,000
		13,461,500
TOTAL INDUSTRIALS		361,252,794
INFORMATION TECHNOLOGY - 19.3%
Communications Equipment - 4.7%
Cisco Systems, Inc. (a)	1,700,000	46,019,000
Comverse Technology, Inc. (a)	500,000	8,625,000
Corning, Inc.	2,000,000	47,980,000
Foxconn International Holdings Ltd. (a)	3,250,000	7,294,379
Harris Corp.	125,000	7,835,000
Infinera Corp.	150,000	2,226,000
Juniper Networks, Inc. (a)	150,000	4,980,000
Nice Systems Ltd. sponsored ADR (a)	400,000	13,728,000
		138,687,379
Computers & Peripherals - 1.9%
Apple, Inc. (a)	150,000	29,712,000
Hewlett-Packard Co.	350,000	17,668,000
Network Appliance, Inc. (a)	300,000	7,488,000
		54,868,000
Electronic Equipment & Instruments - 1.9%
Acacia Research Corp. - Acacia Technologies (a)	1,000,000	8,980,000
Comverge, Inc.	300,000	9,447,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Everlight Electronics Co. Ltd.	999,960	$ 3,669,295
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,750,000	10,900,401
Itron, Inc. (a)	44,700	4,289,859
Motech Industries, Inc.	1,999,630	18,343,815
		55,630,370
Internet Software & Services - 3.3%
Akamai Technologies, Inc. (a)	275,000	9,515,000
Google, Inc. Class A (sub. vtg.) (a)	95,000	65,690,600
Omniture, Inc. (a)	100,000	3,329,000
SAVVIS, Inc. (a)	250,000	6,977,500
Terremark Worldwide, Inc. (a)	1,000,019	6,500,124
The Knot, Inc. (a)	300,000	4,782,000
		96,794,224
IT Services - 2.5%
Cognizant Technology Solutions Corp. Class A (a)	475,000	16,121,500
Mastercard, Inc. Class A	50,000	10,760,000
MoneyGram International, Inc. (e)	1,400,200	21,521,074
Paychex, Inc.	450,000	16,299,000
The Western Union Co.	400,000	9,712,000
		74,413,574
Semiconductors & Semiconductor Equipment - 4.0%
ARM Holdings PLC sponsored ADR	900,000	6,660,000
ASML Holding NV (NY Shares) (a)	175,000	5,475,750
Intel Corp.	1,800,000	47,988,000
Lam Research Corp. (a)	125,000	5,403,750
LDK Solar Co. Ltd. Sponsored ADR (e)	150,000	7,051,500
MEMC Electronic Materials, Inc. (a)	100,000	8,849,000
National Semiconductor Corp.	600,020	13,584,453
Richtek Technology Corp.	1,000,000	9,034,844
Taiwan Semiconductor Manufacturing Co. Ltd.	7,499,995	14,338,566
		118,385,863
Software - 1.0%
Activision, Inc. (a)	150,000	4,455,000
Check Point Software Technologies Ltd. (a)	200,000	4,392,000
Nintendo Co. Ltd.	12,500	7,405,000
Quality Systems, Inc.	350,000	10,671,500
Salesforce.com, Inc. (a)	25,000	1,567,250
		28,490,750
TOTAL INFORMATION TECHNOLOGY		567,270,160
MATERIALS - 1.7%
Chemicals - 1.1%
Airgas, Inc.	75,000	3,908,250

	Shares	Value
Albemarle Corp.	75,000	$ 3,093,750
Hercules, Inc.	250,000	4,837,500
Monsanto Co.	75,000	8,376,750
Tenma Corp.	221,800	3,841,601
Tokuyama Corp.	525,000	5,247,612
Wacker Chemie AG	15,000	4,327,851
		33,633,314
Containers & Packaging - 0.2%
Temple-Inland, Inc.	250,000	5,212,500
Metals & Mining - 0.4%
ArcelorMittal SA (NY Reg.) Class A	100,000	7,735,000
Lynas Corp. Ltd. (a)	1,500,000	1,287,573
Titanium Metals Corp.	100,000	2,645,000
		11,667,573
TOTAL MATERIALS		50,513,387
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	1,150,000	47,794,000
Verizon Communications, Inc.	1,000,000	43,690,000
		91,484,000
Wireless Telecommunication Services - 0.7%
America Movil SAB de CV Series L sponsored ADR	100,000	6,139,000
Bharti Airtel Ltd. (a)	250,000	6,321,533
NII Holdings, Inc. (a)	75,000	3,624,000
Sistema JSFC sponsored GDR	125,000	5,218,750
		21,303,283
TOTAL TELECOMMUNICATION SERVICES		112,787,283
UTILITIES - 1.5%
Electric Utilities - 0.2%
Great Plains Energy, Inc.	250,000	7,330,000
Independent Power Producers & Energy Traders - 1.0%
AES Corp. (a)	300,000	6,417,000
Clipper Windpower PLC (a)	703,096	9,918,319
NRG Energy, Inc. (a)	300,000	13,002,000
		29,337,319
Multi-Utilities - 0.3%
Public Service Enterprise Group, Inc.	75,000	7,368,000
TOTAL UTILITIES		44,035,319
TOTAL COMMON STOCKS (Cost $2,865,387,972)		2,837,455,125
Convertible Bonds - 0.1%
	Principal Amount	Value
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. 7.75% 6/1/15 (d)	$ 2,950,000	$ 2,714,000
TOTAL CONVERTIBLE BONDS (Cost $3,186,000)		2,714,000
Money Market Funds - 6.0%
	Shares
Fidelity Cash Central Fund, 4.58% (b)	94,401,134	94,401,134
Fidelity Securities Lending Cash Central Fund, 4.65% (b)(c)	81,869,843	81,869,843
TOTAL MONEY MARKET FUNDS (Cost $176,270,977)		176,270,977
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $3,044,844,949)	3,016,440,102
NET OTHER ASSETS - (2.7)%	(78,563,982)
NET ASSETS - 100%	$ 2,937,876,120
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,105,619
Fidelity Securities Lending Cash Central Fund	722,791
Total	$ 1,828,410
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $3,051,269,393. Net unrealized depreciation aggregated $34,829,291, of which $275,254,604 related to appreciated investment securities and $310,083,895 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Diversified Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2007

1.827901.102

ADESI-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 10.1%
Distributors - 0.4%
Li & Fung Ltd.	2,750,000	$ 11,109,900
Hotels, Restaurants & Leisure - 0.4%
McCormick & Schmick's Seafood Restaurants (a)	267,800	3,194,854
Red Robin Gourmet Burgers, Inc. (a)	150,000	4,798,500
Starbucks Corp. (a)	200,000	4,094,000
		12,087,354
Household Durables - 1.2%
D.R. Horton, Inc.	500,000	6,585,000
Harman International Industries, Inc.	75,000	5,528,250
KB Home (e)	499,960	10,799,136
Pulte Homes, Inc.	300,000	3,162,000
Ryland Group, Inc. (e)	300,000	8,265,000
		34,339,386
Internet & Catalog Retail - 0.6%
Blue Nile, Inc. (a)(e)	75,000	5,104,500
NutriSystem, Inc. (a)(e)	500,000	13,490,000
		18,594,500
Leisure Equipment & Products - 0.3%
Brunswick Corp.	250,000	4,262,500
Eastman Kodak Co. (e)	200,000	4,374,000
		8,636,500
Media - 3.2%
Comcast Corp. Class A (a)	800,000	14,608,000
EchoStar Communications Corp. Class A (a)	125,000	4,715,000
Focus Media Holding Ltd. ADR (a)	104,000	5,908,240
New Frontier Media, Inc.	1,000,000	5,500,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	900,046	8,208,420
The DIRECTV Group, Inc. (a)	300,000	6,936,000
The Walt Disney Co.	675,000	21,789,000
Time Warner, Inc.	1,550,000	25,590,500
		93,255,160
Multiline Retail - 1.3%
Kohl's Corp. (a)	175,000	8,015,000
Macy's, Inc.	700,000	18,109,000
Target Corp.	250,000	12,500,000
		38,624,000
Specialty Retail - 2.4%
Charlotte Russe Holding, Inc. (a)	350,000	5,652,500
Citi Trends, Inc. (a)	700,000	10,808,000
Coldwater Creek, Inc. (a)	700,000	4,683,000
Gymboree Corp. (a)	250,000	7,615,000
Home Depot, Inc.	425,040	11,450,578
Staples, Inc.	675,000	15,572,250
The Men's Wearhouse, Inc.	200,000	5,396,000
Tween Brands, Inc. (a)	300,000	7,944,000
		69,121,328

	Shares	Value
Textiles, Apparel & Luxury Goods - 0.3%
Crocs, Inc. (a)	150,000	$ 5,521,500
Under Armour, Inc. Class A (sub. vtg.) (a)(e)	100,000	4,367,000
		9,888,500
TOTAL CONSUMER DISCRETIONARY		295,656,628
CONSUMER STAPLES - 6.5%
Beverages - 0.3%
InBev SA	80,000	6,654,864
Sapporo Breweries Ltd. (e)	400,000	3,226,653
		9,881,517
Food & Staples Retailing - 2.1%
Sysco Corp.	400,000	12,484,000
United Natural Foods, Inc. (a)	800,000	25,376,000
Whole Foods Market, Inc. (e)	600,000	24,480,000
		62,340,000
Food Products - 2.3%
Corn Products International, Inc.	200,000	7,350,000
Dean Foods Co.	200,000	5,172,000
Diamond Foods, Inc.	275,000	5,893,250
Green Mountain Coffee Roasters, Inc. (a)	175,000	7,122,500
Marine Harvest ASA (a)	10,000,000	6,421,934
McCormick & Co., Inc. (non-vtg.)	100,000	3,791,000
Nestle SA (Reg.)	70,000	32,060,000
		67,810,684
Household Products - 1.5%
Procter & Gamble Co.	600,000	44,052,000
Personal Products - 0.3%
Avon Products, Inc.	200,000	7,906,000
TOTAL CONSUMER STAPLES		191,990,201
ENERGY - 10.2%
Energy Equipment & Services - 2.4%
Atwood Oceanics, Inc. (a)	75,000	7,518,000
ENSCO International, Inc.	125,000	7,452,500
Grey Wolf, Inc. (a)	750,000	3,997,500
Noble Corp.	125,000	7,063,750
North American Energy Partners, Inc.	500,000	6,775,004
SBM Offshore NV	200,000	6,304,608
Schlumberger Ltd. (NY Shares)	325,000	31,970,250
		71,081,612
Oil, Gas & Consumable Fuels - 7.8%
Chesapeake Energy Corp.	350,000	13,720,000
Chevron Corp.	75,000	6,999,750
ConocoPhillips	150,000	13,245,000
EOG Resources, Inc.	125,000	11,156,250
Exxon Mobil Corp.	575,000	53,871,750
Lukoil Oil Co. sponsored ADR	150,000	12,945,000
Marathon Oil Corp.	620,000	37,733,200
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
OAO Gazprom sponsored ADR	175,000	$ 9,852,500
OJSC Rosneft unit	675,000	6,547,500
OPTI Canada, Inc. (a)	200,000	3,341,553
Plains Exploration & Production Co. (a)	50,000	2,700,000
Suncor Energy, Inc.	150,000	16,291,581
Total SA sponsored ADR	175,000	14,455,000
Ultra Petroleum Corp. (a)	110,000	7,865,000
Valero Energy Corp.	250,000	17,507,500
		228,231,584
TOTAL ENERGY		299,313,196
FINANCIALS - 18.3%
Capital Markets - 3.2%
Bear Stearns Companies, Inc.	175,000	15,443,750
Credit Suisse Group sponsored ADR	100,000	6,010,000
Goldman Sachs Group, Inc.	75,000	16,128,750
KKR Private Equity Investors, LP	800,000	14,320,000
Lehman Brothers Holdings, Inc.	450,000	29,448,000
State Street Corp.	150,000	12,180,000
		93,530,500
Commercial Banks - 3.4%
Anglo Irish Bank Corp. plc	500,000	7,982,918
Banner Corp.	175,000	5,027,750
Colonial Bancgroup, Inc.	250,000	3,385,000
Erste Bank AG	150,000	10,617,135
M&T Bank Corp.	135,000	11,011,950
Standard Chartered PLC (United Kingdom)	274,998	10,075,243
Sterling Bancshares, Inc.	350,000	3,906,000
UCBH Holdings, Inc.	150,000	2,124,000
Wachovia Corp.	1,175,000	44,685,250
		98,815,246
Consumer Finance - 0.3%
American Express Co.	200,000	10,404,000
Diversified Financial Services - 5.2%
Bank of America Corp.	900,000	37,134,000
Bovespa Holding SA	150,000	2,809,551
Citigroup, Inc.	1,750,000	51,520,000
Climate Exchange PLC (a)	150,000	2,995,176
Guaranty Financial Group, Inc. (a)	83,333	1,333,328
JPMorgan Chase & Co.	1,125,000	49,106,250
MarketAxess Holdings, Inc. (a)	275,000	3,528,250
MSCI, Inc. Class A	125,000	4,800,000
		153,226,555
Insurance - 5.2%
AMBAC Financial Group, Inc. (e)	685,299	17,660,155
American International Group, Inc.	1,525,000	88,907,497
Arch Capital Group Ltd. (a)	75,000	5,276,250
Hartford Financial Services Group, Inc.	100,000	8,719,000

	Shares	Value
Prudential Financial, Inc.	130,000	$ 12,095,200
RenaissanceRe Holdings Ltd.	275,000	16,566,000
W.R. Berkley Corp.	150,000	4,471,500
		153,695,602
Real Estate Investment Trusts - 0.3%
Developers Diversified Realty Corp.	200,000	7,658,000
Real Estate Management & Development - 0.1%
Forestar Real Estate Group, Inc. (a)	83,333	1,965,825
Thrifts & Mortgage Finance - 0.6%
Fannie Mae	175,000	6,996,500
MGIC Investment Corp. (e)	150,000	3,364,500
Radian Group, Inc. (e)	625,488	7,305,700
		17,666,700
TOTAL FINANCIALS		536,962,428
HEALTH CARE - 12.9%
Biotechnology - 3.1%
Alexion Pharmaceuticals, Inc. (a)	100,000	7,503,000
Alkermes, Inc. (a)	400,000	6,236,000
Alnylam Pharmaceuticals, Inc. (a)	150,000	4,362,000
Amgen, Inc. (a)	525,000	24,381,000
Amylin Pharmaceuticals, Inc. (a)	135,000	4,995,000
Cephalon, Inc. (a)	80,000	5,740,800
CytRx Corp. (a)(e)	500,000	1,420,000
Genentech, Inc. (a)	249,970	16,765,488
Genzyme Corp. (a)	125,000	9,305,000
Indevus Pharmaceuticals, Inc. (a)	600,000	4,170,000
MannKind Corp. (a)	650,000	5,174,000
Metabolix, Inc.	100,000	2,380,000
		92,432,288
Health Care Equipment & Supplies - 2.2%
Abiomed, Inc. (a)	350,000	5,439,000
Conceptus, Inc. (a)	525,000	10,101,000
Covidien Ltd.	100,000	4,429,000
Insulet Corp.	225,000	5,283,000
Inverness Medical Innovations, Inc. (a)	200,000	11,236,000
Medtronic, Inc.	250,000	12,567,500
Mindray Medical International Ltd. sponsored ADR	200,000	8,594,000
NxStage Medical, Inc. (a)	325,000	4,930,250
Sirona Dental Systems, Inc. (a)	100,000	3,348,000
		65,927,750
Health Care Providers & Services - 3.2%
athenahealth, Inc.	34,794	1,252,584
DaVita, Inc. (a)	100,000	5,635,000
Emergency Medical Services Corp. Class A (a)	193,258	5,658,594
Henry Schein, Inc. (a)	100,000	6,140,000
I-trax, Inc. (a)	1,100,000	3,905,000
Medco Health Solutions, Inc. (a)	75,000	7,605,000
UnitedHealth Group, Inc.	825,022	48,016,280
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
VCA Antech, Inc. (a)	175,000	$ 7,740,250
WellPoint, Inc. (a)	75,000	6,579,750
		92,532,458
Health Care Technology - 0.2%
Cerner Corp. (a)	100,000	5,640,000
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	125,000	7,407,500
QIAGEN NV (a)	150,000	3,157,500
		10,565,000
Pharmaceuticals - 3.8%
Barr Pharmaceuticals, Inc. (a)	225,000	11,947,500
Elan Corp. PLC sponsored ADR (a)	250,022	5,495,484
Endo Pharmaceuticals Holdings, Inc. (a)	200,000	5,334,000
Johnson & Johnson	700,027	46,691,801
Medicis Pharmaceutical Corp. Class A	325,000	8,440,250
Merck & Co., Inc.	375,000	21,791,250
Nexmed, Inc. (a)	2,016,747	2,883,948
Schering-Plough Corp.	300,000	7,992,000
		110,576,233
TOTAL HEALTH CARE		377,673,729
INDUSTRIALS - 12.3%
Aerospace & Defense - 1.1%
General Dynamics Corp.	150,000	13,348,500
Honeywell International, Inc.	300,000	18,471,000
		31,819,500
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	100,017	5,412,920
United Parcel Service, Inc. Class B	325,000	22,984,000
		28,396,920
Airlines - 0.5%
Delta Air Lines, Inc. (a)	337,400	5,023,886
Ryanair Holdings PLC sponsored ADR (a)	150,000	5,916,000
US Airways Group, Inc. (a)	325,000	4,780,750
		15,720,636
Building Products - 0.2%
Noritz Corp. (e)	85,400	1,117,126
Universal Forest Products, Inc.	200,000	5,892,000
		7,009,126
Commercial Services & Supplies - 2.8%
Allied Waste Industries, Inc. (a)	250,000	2,755,000
Corporate Executive Board Co.	375,000	22,537,500
CoStar Group, Inc. (a)	254,185	12,010,241
Dun & Bradstreet Corp.	60,000	5,317,800
Equifax, Inc.	200,000	7,272,000
Healthcare Services Group, Inc.	750,000	15,885,000
IHS, Inc. Class A (a)	25,000	1,514,000
Intertek Group PLC	150,000	2,950,472

	Shares	Value
Manpower, Inc.	75,000	$ 4,267,500
Robert Half International, Inc.	299,980	8,111,459
		82,620,972
Construction & Engineering - 0.4%
Chicago Bridge & Iron Co. NV (NY Shares)	117,500	7,101,700
Shaw Group, Inc. (a)	75,000	4,533,000
		11,634,700
Electrical Equipment - 2.9%
ABB Ltd. sponsored ADR	125,000	3,600,000
Evergreen Solar, Inc. (a)(e)	1,824,993	31,517,629
Q-Cells AG (a)	125,000	17,804,680
SolarWorld AG	250,000	15,232,488
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	200,000	16,464,000
		84,618,797
Industrial Conglomerates - 2.2%
3M Co.	100,000	8,432,000
General Electric Co.	1,499,961	55,603,554
		64,035,554
Machinery - 0.7%
Illinois Tool Works, Inc.	150,024	8,032,285
Sulzer AG (Reg.)	5,000	7,345,804
Terex Corp. (a)	100,000	6,557,000
		21,935,089
Road & Rail - 0.5%
Ryder System, Inc.	250,000	11,752,500
YRC Worldwide, Inc. (a)	100,000	1,709,000
		13,461,500
TOTAL INDUSTRIALS		361,252,794
INFORMATION TECHNOLOGY - 19.3%
Communications Equipment - 4.7%
Cisco Systems, Inc. (a)	1,700,000	46,019,000
Comverse Technology, Inc. (a)	500,000	8,625,000
Corning, Inc.	2,000,000	47,980,000
Foxconn International Holdings Ltd. (a)	3,250,000	7,294,379
Harris Corp.	125,000	7,835,000
Infinera Corp.	150,000	2,226,000
Juniper Networks, Inc. (a)	150,000	4,980,000
Nice Systems Ltd. sponsored ADR (a)	400,000	13,728,000
		138,687,379
Computers & Peripherals - 1.9%
Apple, Inc. (a)	150,000	29,712,000
Hewlett-Packard Co.	350,000	17,668,000
Network Appliance, Inc. (a)	300,000	7,488,000
		54,868,000
Electronic Equipment & Instruments - 1.9%
Acacia Research Corp. - Acacia Technologies (a)	1,000,000	8,980,000
Comverge, Inc.	300,000	9,447,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Everlight Electronics Co. Ltd.	999,960	$ 3,669,295
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,750,000	10,900,401
Itron, Inc. (a)	44,700	4,289,859
Motech Industries, Inc.	1,999,630	18,343,815
		55,630,370
Internet Software & Services - 3.3%
Akamai Technologies, Inc. (a)	275,000	9,515,000
Google, Inc. Class A (sub. vtg.) (a)	95,000	65,690,600
Omniture, Inc. (a)	100,000	3,329,000
SAVVIS, Inc. (a)	250,000	6,977,500
Terremark Worldwide, Inc. (a)	1,000,019	6,500,124
The Knot, Inc. (a)	300,000	4,782,000
		96,794,224
IT Services - 2.5%
Cognizant Technology Solutions Corp. Class A (a)	475,000	16,121,500
Mastercard, Inc. Class A	50,000	10,760,000
MoneyGram International, Inc. (e)	1,400,200	21,521,074
Paychex, Inc.	450,000	16,299,000
The Western Union Co.	400,000	9,712,000
		74,413,574
Semiconductors & Semiconductor Equipment - 4.0%
ARM Holdings PLC sponsored ADR	900,000	6,660,000
ASML Holding NV (NY Shares) (a)	175,000	5,475,750
Intel Corp.	1,800,000	47,988,000
Lam Research Corp. (a)	125,000	5,403,750
LDK Solar Co. Ltd. Sponsored ADR (e)	150,000	7,051,500
MEMC Electronic Materials, Inc. (a)	100,000	8,849,000
National Semiconductor Corp.	600,020	13,584,453
Richtek Technology Corp.	1,000,000	9,034,844
Taiwan Semiconductor Manufacturing Co. Ltd.	7,499,995	14,338,566
		118,385,863
Software - 1.0%
Activision, Inc. (a)	150,000	4,455,000
Check Point Software Technologies Ltd. (a)	200,000	4,392,000
Nintendo Co. Ltd.	12,500	7,405,000
Quality Systems, Inc.	350,000	10,671,500
Salesforce.com, Inc. (a)	25,000	1,567,250
		28,490,750
TOTAL INFORMATION TECHNOLOGY		567,270,160
MATERIALS - 1.7%
Chemicals - 1.1%
Airgas, Inc.	75,000	3,908,250

	Shares	Value
Albemarle Corp.	75,000	$ 3,093,750
Hercules, Inc.	250,000	4,837,500
Monsanto Co.	75,000	8,376,750
Tenma Corp.	221,800	3,841,601
Tokuyama Corp.	525,000	5,247,612
Wacker Chemie AG	15,000	4,327,851
		33,633,314
Containers & Packaging - 0.2%
Temple-Inland, Inc.	250,000	5,212,500
Metals & Mining - 0.4%
ArcelorMittal SA (NY Reg.) Class A	100,000	7,735,000
Lynas Corp. Ltd. (a)	1,500,000	1,287,573
Titanium Metals Corp.	100,000	2,645,000
		11,667,573
TOTAL MATERIALS		50,513,387
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	1,150,000	47,794,000
Verizon Communications, Inc.	1,000,000	43,690,000
		91,484,000
Wireless Telecommunication Services - 0.7%
America Movil SAB de CV Series L sponsored ADR	100,000	6,139,000
Bharti Airtel Ltd. (a)	250,000	6,321,533
NII Holdings, Inc. (a)	75,000	3,624,000
Sistema JSFC sponsored GDR	125,000	5,218,750
		21,303,283
TOTAL TELECOMMUNICATION SERVICES		112,787,283
UTILITIES - 1.5%
Electric Utilities - 0.2%
Great Plains Energy, Inc.	250,000	7,330,000
Independent Power Producers & Energy Traders - 1.0%
AES Corp. (a)	300,000	6,417,000
Clipper Windpower PLC (a)	703,096	9,918,319
NRG Energy, Inc. (a)	300,000	13,002,000
		29,337,319
Multi-Utilities - 0.3%
Public Service Enterprise Group, Inc.	75,000	7,368,000
TOTAL UTILITIES		44,035,319
TOTAL COMMON STOCKS (Cost $2,865,387,972)		2,837,455,125
Convertible Bonds - 0.1%
	Principal Amount	Value
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. 7.75% 6/1/15 (d)	$ 2,950,000	$ 2,714,000
TOTAL CONVERTIBLE BONDS (Cost $3,186,000)		2,714,000
Money Market Funds - 6.0%
	Shares
Fidelity Cash Central Fund, 4.58% (b)	94,401,134	94,401,134
Fidelity Securities Lending Cash Central Fund, 4.65% (b)(c)	81,869,843	81,869,843
TOTAL MONEY MARKET FUNDS (Cost $176,270,977)		176,270,977
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $3,044,844,949)	3,016,440,102
NET OTHER ASSETS - (2.7)%	(78,563,982)
NET ASSETS - 100%	$ 2,937,876,120
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,105,619
Fidelity Securities Lending Cash Central Fund	722,791
Total	$ 1,828,410
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $3,051,269,393. Net unrealized depreciation aggregated $34,829,291, of which $275,254,604 related to appreciated investment securities and $310,083,895 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Capital Development Fund
Class A

December 31, 2007

1.811326.103

DESIIN-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
CONSUMER DISCRETIONARY - 7.0%
Auto Components - 0.2%
Johnson Controls, Inc.	382,000	$ 13,767,280
Automobiles - 0.2%
DaimlerChrysler AG	128,300	12,269,329
Diversified Consumer Services - 0.1%
Anhanguera Educacional Participacoes SA unit (a)	200,000	4,157,303
Hotels, Restaurants & Leisure - 2.9%
McDonald's Corp.	2,461,900	145,030,529
Yum! Brands, Inc.	509,300	19,490,911
		164,521,440
Internet & Catalog Retail - 0.6%
Expedia, Inc. (a)	200,000	6,324,000
Priceline.com, Inc. (a)	244,330	28,063,744
		34,387,744
Media - 1.0%
CKX, Inc. (a)	2,783,069	33,396,828
Vivendi	526,228	24,099,123
		57,495,951
Specialty Retail - 0.4%
Gamestop Corp. Class A (a)	382,000	23,726,020
Textiles, Apparel & Luxury Goods - 1.6%
NIKE, Inc. Class B	1,481,800	95,190,832
TOTAL CONSUMER DISCRETIONARY		405,515,899
CONSUMER STAPLES - 8.0%
Beverages - 0.7%
Molson Coors Brewing Co. Class B	356,500	18,402,530
Pepsi Bottling Group, Inc.	254,700	10,050,462
PepsiAmericas, Inc.	331,100	11,032,252
		39,485,244
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	409,300	28,552,768
CVS Caremark Corp.	1,595,000	63,401,250
Kroger Co.	1,344,100	35,900,911
Tesco PLC	1,782,700	16,903,992
		144,758,921
Food Products - 1.2%
Bunge Ltd.	314,700	36,634,227
Chiquita Brands International, Inc. (a)	13,738	252,642
Fresh Del Monte Produce, Inc.	1,018,700	34,207,946
		71,094,815
Household Products - 1.7%
Energizer Holdings, Inc. (a)	305,600	34,266,928
Procter & Gamble Co.	880,000	64,609,600
		98,876,528
Tobacco - 1.9%
Altria Group, Inc.	1,018,700	76,993,346

	Shares	Value
British American Tobacco PLC	256,800	$ 10,087,104
British American Tobacco PLC sponsored ADR	250,000	19,640,000
		106,720,450
TOTAL CONSUMER STAPLES		460,935,958
ENERGY - 16.8%
Energy Equipment & Services - 4.9%
Atwood Oceanics, Inc. (a)	215,400	21,591,696
Diamond Offshore Drilling, Inc.	178,300	25,318,600
Global Industries Ltd. (a)	250,000	5,355,000
Halliburton Co.	336,781	12,767,368
Helmerich & Payne, Inc.	509,300	20,407,651
National Oilwell Varco, Inc. (a)	763,100	56,057,326
Oceaneering International, Inc. (a)	125,172	8,430,334
Patterson-UTI Energy, Inc.	764,000	14,913,280
Schlumberger Ltd. (NY Shares)	611,195	60,123,252
Subsea 7, Inc. (a)	80,883	1,808,314
Tidewater, Inc.	509,300	27,940,198
Transocean, Inc. (a)	206,260	29,526,119
		284,239,138
Oil, Gas & Consumable Fuels - 11.9%
Anadarko Petroleum Corp.	1,153,200	75,753,708
Apache Corp.	100,000	10,754,000
Canadian Natural Resources Ltd.	266,000	19,431,614
Chesapeake Energy Corp.	509,330	19,965,736
Chevron Corp.	459,800	42,913,134
ConocoPhillips	1,095,100	96,697,330
Energy Transfer Equity LP	20,000	704,600
Frontier Oil Corp.	182,000	7,385,560
Hess Corp.	1,114,300	112,388,298
Marathon Oil Corp.	509,300	30,995,998
Occidental Petroleum Corp.	580,300	44,677,297
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,333,100	153,626,444
Suncor Energy, Inc.	228,300	24,795,786
Valero Energy Corp.	257,227	18,013,607
Williams Companies, Inc.	664,000	23,757,920
		681,861,032
TOTAL ENERGY		966,100,170
FINANCIALS - 18.4%
Capital Markets - 6.7%
GLG Partners, Inc. (a)	700,000	9,520,000
GLG Partners, Inc. warrants 12/28/11 (a)	2,983,100	17,958,262
Goldman Sachs Group, Inc.	628,500	135,158,925
Janus Capital Group, Inc.	830,000	27,265,500
Lehman Brothers Holdings, Inc.	2,142,000	140,172,480
Northern Trust Corp.	254,700	19,504,926
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
State Street Corp.	407,500	$ 33,089,000
T. Rowe Price Group, Inc.	27,600	1,680,288
		384,349,381
Commercial Banks - 0.5%
Bank of Nova Scotia (d)	254,700	12,889,453
Boston Private Financial Holdings, Inc.	46,683	1,264,176
Royal Bank of Canada	254,700	13,007,376
		27,161,005
Diversified Financial Services - 2.5%
Bolsa de Mercadorias & Futuros - BM&F SA	500,000	6,952,247
CME Group, Inc.	47,000	32,242,000
Deutsche Boerse AG	178,900	35,442,514
JPMorgan Chase & Co.	150,000	6,547,500
JSE Ltd.	1,351,800	17,141,570
Leucadia National Corp.	509,300	23,988,030
Liberty Acquisition Holdings Corp. unit	1,893,900	20,643,510
		142,957,371
Insurance - 8.5%
ACE Ltd.	382,000	23,599,960
Allied World Assurance Co. Holdings Ltd.	264,200	13,254,914
American International Group, Inc.	1,273,331	74,235,197
Aon Corp.	382,000	18,217,580
Aspen Insurance Holdings Ltd.	559,300	16,130,212
Axis Capital Holdings Ltd.	545,200	21,246,444
Berkshire Hathaway, Inc. Class A (a)	206	29,169,600
Endurance Specialty Holdings Ltd.	580,900	24,240,957
Everest Re Group Ltd.	152,800	15,341,120
Hartford Financial Services Group, Inc.	254,700	22,207,293
Loews Corp.	50,000	2,517,000
Max Capital Group Ltd.	814,900	22,809,051
MetLife, Inc.	32,000	1,971,840
Montpelier Re Holdings Ltd.	506,466	8,614,987
Navigators Group, Inc. (a)	82,766	5,379,790
Platinum Underwriters Holdings Ltd.	553,967	19,699,067
Power Corp. of Canada (sub. vtg.)	407,500	16,459,136
Principal Financial Group, Inc.	416,902	28,699,534
Prudential Financial, Inc.	254,700	23,697,288
The Chubb Corp.	607,400	33,151,892
The Travelers Companies, Inc.	738,500	39,731,300
Unum Group	743,300	17,683,107
XL Capital Ltd. Class A	254,700	12,813,957
		490,871,226

	Shares	Value
Real Estate Management & Development - 0.2%
Black Earth Farming Ltd. unit (a)	997,500	$ 7,713,663
The St. Joe Co. (d)	211,400	7,506,814
		15,220,477
TOTAL FINANCIALS		1,060,559,460
HEALTH CARE - 9.8%
Biotechnology - 0.8%
Biogen Idec, Inc. (a)	400,000	22,768,000
CSL Ltd.	690,000	21,974,930
		44,742,930
Health Care Equipment & Supplies - 0.7%
Alcon, Inc.	127,300	18,208,992
Becton, Dickinson & Co.	139,424	11,653,058
Inverness Medical Innovations, Inc. (a)	183,095	10,286,277
		40,148,327
Health Care Providers & Services - 3.5%
Aetna, Inc.	509,300	29,401,889
Express Scripts, Inc. (a)	660,300	48,201,900
McKesson Corp.	483,900	31,700,289
Medco Health Solutions, Inc. (a)	585,700	59,389,980
WellPoint, Inc. (a)	400,000	35,092,000
		203,786,058
Life Sciences Tools & Services - 0.9%
Applera Corp. - Applied Biosystems Group	100,000	3,392,000
Charles River Laboratories International, Inc. (a)	533,403	35,097,917
Invitrogen Corp. (a)	100,000	9,341,000
Pharmaceutical Product Development, Inc.	151,540	6,117,670
QIAGEN NV (a)	50,000	1,052,500
		55,001,087
Pharmaceuticals - 3.9%
Allergan, Inc.	421,098	27,051,336
Barr Pharmaceuticals, Inc. (a)	305,600	16,227,360
Johnson & Johnson	412,705	27,527,424
Merck & Co., Inc.	1,273,300	73,991,463
Schering-Plough Corp.	202,500	5,394,600
Teva Pharmaceutical Industries Ltd. sponsored ADR	509,300	23,672,264
Wyeth	728,100	32,174,739
XenoPort, Inc. (a)	302,447	16,900,738
		222,939,924
TOTAL HEALTH CARE		566,618,326
INDUSTRIALS - 10.8%
Aerospace & Defense - 4.7%
General Dynamics Corp.	307,500	27,364,425
Goodrich Corp.	254,700	17,984,367
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	611,200	$ 37,631,584
L-3 Communications Holdings, Inc.	665,681	70,522,245
Lockheed Martin Corp.	178,300	18,767,858
Northrop Grumman Corp.	254,700	20,029,608
Precision Castparts Corp.	204,100	28,308,670
United Technologies Corp.	680,000	52,047,200
		272,655,957
Air Freight & Logistics - 0.2%
Hub Group, Inc. Class A (a)	443,345	11,784,110
UTI Worldwide, Inc.	20,000	392,000
		12,176,110
Commercial Services & Supplies - 1.1%
Dun & Bradstreet Corp.	203,700	18,053,931
GeoEye, Inc. (a)	153,964	5,180,889
IHS, Inc. Class A (a)	254,700	15,424,632
Intermap Technologies Corp. (a)	1,738,300	18,370,641
Manpower, Inc.	100,000	5,690,000
		62,720,093
Industrial Conglomerates - 0.6%
McDermott International, Inc. (a)	254,700	15,034,941
Siemens AG sponsored ADR	135,000	21,243,600
		36,278,541
Machinery - 3.3%
Caterpillar, Inc.	100,000	7,256,000
Cummins, Inc.	203,700	25,945,269
Deere & Co.	1,069,600	99,601,152
Donaldson Co., Inc.	120,000	5,565,600
Eaton Corp.	127,300	12,341,735
Manitowoc Co., Inc.	100,000	4,883,000
Parker Hannifin Corp.	229,200	17,261,052
Terex Corp. (a)	254,700	16,700,679
		189,554,487
Marine - 0.3%
Kirby Corp. (a)	254,700	11,838,456
Navios Maritime Holdings, Inc. warrants 12/9/08 (a)	240,250	1,801,875
		13,640,331
Road & Rail - 0.6%
Union Pacific Corp.	254,700	31,995,414
TOTAL INDUSTRIALS		619,020,933
INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 2.6%
Cisco Systems, Inc. (a)	257,961	6,983,004
Harris Corp.	15,100	946,468

	Shares	Value
Juniper Networks, Inc. (a)	716,800	$ 23,797,760
Nokia Corp. sponsored ADR	2,979,600	114,386,844
		146,114,076
Computers & Peripherals - 6.5%
Apple, Inc. (a)	553,100	109,558,048
EMC Corp. (a)	1,018,700	18,876,511
Hewlett-Packard Co.	4,138,000	208,886,237
International Business Machines Corp.	356,500	38,537,650
		375,858,446
Electronic Equipment & Instruments - 0.1%
Avnet, Inc. (a)	200,000	6,994,000
Internet Software & Services - 1.2%
eBay, Inc. (a)	609,100	20,216,029
Google, Inc. Class A (sub. vtg.) (a)	50,942	35,225,374
Open Text Corp. (a)	378,300	11,948,119
		67,389,522
IT Services - 0.4%
Computer Sciences Corp. (a)	479,300	23,710,971
Satyam Computer Services Ltd. sponsored ADR	25,000	668,000
		24,378,971
Software - 3.1%
Activision, Inc. (a)	2,784,790	82,708,263
Autodesk, Inc. (a)	100,000	4,976,000
Nintendo Co. Ltd.	11,800	6,990,320
Oracle Corp. (a)	2,546,700	57,504,486
Ubisoft Entertainment SA (a)	271,667	27,542,828
		179,721,897
TOTAL INFORMATION TECHNOLOGY		800,456,912
MATERIALS - 9.4%
Chemicals - 5.5%
Agrium, Inc.	418,300	30,174,185
Celanese Corp. Class A	405,500	17,160,760
CF Industries Holdings, Inc.	178,300	19,623,698
Monsanto Co.	361,100	40,331,259
Neo Material Technologies, Inc. (a)	2,644,000	13,359,046
OM Group, Inc. (a)	350,000	20,139,000
The Mosaic Co. (a)	1,880,559	177,411,936
		318,199,884
Metals & Mining - 3.9%
AK Steel Holding Corp. (a)	382,000	17,663,680
BHP Billiton Ltd. sponsored ADR	382,000	26,755,280
First Quantum Minerals Ltd.	250,000	21,405,566
Freeport-McMoRan Copper & Gold, Inc. Class B	254,700	26,091,468
Inmet Mining Corp.	668,400	54,189,140
Kinross Gold Corp. (a)	2,386,600	43,958,311
Major Drilling Group International, Inc. (a)	284,400	17,919,018
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Southern Copper Corp. (d)	127,300	$ 13,383,049
voestalpine AG	29,500	2,128,936
		223,494,448
TOTAL MATERIALS		541,694,332
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.6%
Telefonica SA sponsored ADR	254,700	24,856,173
Verizon Communications, Inc.	1,550,700	67,750,083
		92,606,256
Wireless Telecommunication Services - 0.8%
Mobile TeleSystems OJSC sponsored ADR	254,700	25,925,913
Vodafone Group PLC sponsored ADR	509,300	19,007,076
		44,932,989
TOTAL TELECOMMUNICATION SERVICES		137,539,245
UTILITIES - 3.5%
Electric Utilities - 1.9%
Allegheny Energy, Inc.	356,500	22,676,965
E.ON AG	253,700	54,084,227
Entergy Corp.	72,207	8,630,181
Public Power Corp. of Greece	100,000	5,253,840
Reliant Energy, Inc. (a)	764,000	20,047,360
		110,692,573
Gas Utilities - 0.7%
Energen Corp.	596,491	38,312,617
Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc.	254,700	26,114,391

	Shares	Value
Multi-Utilities - 0.4%
Public Service Enterprise Group, Inc.	254,700	$ 25,021,728
TOTAL UTILITIES		200,141,309
TOTAL COMMON STOCKS (Cost $5,430,455,213)		5,758,582,544
Money Market Funds - 0.8%

Fidelity Cash Central Fund, 4.58% (b)	24,561,334	24,561,334
Fidelity Securities Lending Cash Central Fund, 4.65% (b)(c)	20,922,050	20,922,050
TOTAL MONEY MARKET FUNDS (Cost $45,483,384)		45,483,384
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $5,475,938,597)	5,804,065,928
NET OTHER ASSETS - (0.8)%	(44,271,309)
NET ASSETS - 100%	$ 5,759,794,619
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,662,271
Fidelity Securities Lending Cash Central Fund	563,057
Total	$ 2,225,328
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $5,487,729,538. Net unrealized appreciation aggregated $316,336,390, of which $408,012,441 related to appreciated investment securities and $91,676,051 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Capital Development Fund
Class O

December 31, 2007

1.811327.103

DESIIO-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
CONSUMER DISCRETIONARY - 7.0%
Auto Components - 0.2%
Johnson Controls, Inc.	382,000	$ 13,767,280
Automobiles - 0.2%
DaimlerChrysler AG	128,300	12,269,329
Diversified Consumer Services - 0.1%
Anhanguera Educacional Participacoes SA unit (a)	200,000	4,157,303
Hotels, Restaurants & Leisure - 2.9%
McDonald's Corp.	2,461,900	145,030,529
Yum! Brands, Inc.	509,300	19,490,911
		164,521,440
Internet & Catalog Retail - 0.6%
Expedia, Inc. (a)	200,000	6,324,000
Priceline.com, Inc. (a)	244,330	28,063,744
		34,387,744
Media - 1.0%
CKX, Inc. (a)	2,783,069	33,396,828
Vivendi	526,228	24,099,123
		57,495,951
Specialty Retail - 0.4%
Gamestop Corp. Class A (a)	382,000	23,726,020
Textiles, Apparel & Luxury Goods - 1.6%
NIKE, Inc. Class B	1,481,800	95,190,832
TOTAL CONSUMER DISCRETIONARY		405,515,899
CONSUMER STAPLES - 8.0%
Beverages - 0.7%
Molson Coors Brewing Co. Class B	356,500	18,402,530
Pepsi Bottling Group, Inc.	254,700	10,050,462
PepsiAmericas, Inc.	331,100	11,032,252
		39,485,244
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	409,300	28,552,768
CVS Caremark Corp.	1,595,000	63,401,250
Kroger Co.	1,344,100	35,900,911
Tesco PLC	1,782,700	16,903,992
		144,758,921
Food Products - 1.2%
Bunge Ltd.	314,700	36,634,227
Chiquita Brands International, Inc. (a)	13,738	252,642
Fresh Del Monte Produce, Inc.	1,018,700	34,207,946
		71,094,815
Household Products - 1.7%
Energizer Holdings, Inc. (a)	305,600	34,266,928
Procter & Gamble Co.	880,000	64,609,600
		98,876,528
Tobacco - 1.9%
Altria Group, Inc.	1,018,700	76,993,346

	Shares	Value
British American Tobacco PLC	256,800	$ 10,087,104
British American Tobacco PLC sponsored ADR	250,000	19,640,000
		106,720,450
TOTAL CONSUMER STAPLES		460,935,958
ENERGY - 16.8%
Energy Equipment & Services - 4.9%
Atwood Oceanics, Inc. (a)	215,400	21,591,696
Diamond Offshore Drilling, Inc.	178,300	25,318,600
Global Industries Ltd. (a)	250,000	5,355,000
Halliburton Co.	336,781	12,767,368
Helmerich & Payne, Inc.	509,300	20,407,651
National Oilwell Varco, Inc. (a)	763,100	56,057,326
Oceaneering International, Inc. (a)	125,172	8,430,334
Patterson-UTI Energy, Inc.	764,000	14,913,280
Schlumberger Ltd. (NY Shares)	611,195	60,123,252
Subsea 7, Inc. (a)	80,883	1,808,314
Tidewater, Inc.	509,300	27,940,198
Transocean, Inc. (a)	206,260	29,526,119
		284,239,138
Oil, Gas & Consumable Fuels - 11.9%
Anadarko Petroleum Corp.	1,153,200	75,753,708
Apache Corp.	100,000	10,754,000
Canadian Natural Resources Ltd.	266,000	19,431,614
Chesapeake Energy Corp.	509,330	19,965,736
Chevron Corp.	459,800	42,913,134
ConocoPhillips	1,095,100	96,697,330
Energy Transfer Equity LP	20,000	704,600
Frontier Oil Corp.	182,000	7,385,560
Hess Corp.	1,114,300	112,388,298
Marathon Oil Corp.	509,300	30,995,998
Occidental Petroleum Corp.	580,300	44,677,297
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,333,100	153,626,444
Suncor Energy, Inc.	228,300	24,795,786
Valero Energy Corp.	257,227	18,013,607
Williams Companies, Inc.	664,000	23,757,920
		681,861,032
TOTAL ENERGY		966,100,170
FINANCIALS - 18.4%
Capital Markets - 6.7%
GLG Partners, Inc. (a)	700,000	9,520,000
GLG Partners, Inc. warrants 12/28/11 (a)	2,983,100	17,958,262
Goldman Sachs Group, Inc.	628,500	135,158,925
Janus Capital Group, Inc.	830,000	27,265,500
Lehman Brothers Holdings, Inc.	2,142,000	140,172,480
Northern Trust Corp.	254,700	19,504,926
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
State Street Corp.	407,500	$ 33,089,000
T. Rowe Price Group, Inc.	27,600	1,680,288
		384,349,381
Commercial Banks - 0.5%
Bank of Nova Scotia (d)	254,700	12,889,453
Boston Private Financial Holdings, Inc.	46,683	1,264,176
Royal Bank of Canada	254,700	13,007,376
		27,161,005
Diversified Financial Services - 2.5%
Bolsa de Mercadorias & Futuros - BM&F SA	500,000	6,952,247
CME Group, Inc.	47,000	32,242,000
Deutsche Boerse AG	178,900	35,442,514
JPMorgan Chase & Co.	150,000	6,547,500
JSE Ltd.	1,351,800	17,141,570
Leucadia National Corp.	509,300	23,988,030
Liberty Acquisition Holdings Corp. unit	1,893,900	20,643,510
		142,957,371
Insurance - 8.5%
ACE Ltd.	382,000	23,599,960
Allied World Assurance Co. Holdings Ltd.	264,200	13,254,914
American International Group, Inc.	1,273,331	74,235,197
Aon Corp.	382,000	18,217,580
Aspen Insurance Holdings Ltd.	559,300	16,130,212
Axis Capital Holdings Ltd.	545,200	21,246,444
Berkshire Hathaway, Inc. Class A (a)	206	29,169,600
Endurance Specialty Holdings Ltd.	580,900	24,240,957
Everest Re Group Ltd.	152,800	15,341,120
Hartford Financial Services Group, Inc.	254,700	22,207,293
Loews Corp.	50,000	2,517,000
Max Capital Group Ltd.	814,900	22,809,051
MetLife, Inc.	32,000	1,971,840
Montpelier Re Holdings Ltd.	506,466	8,614,987
Navigators Group, Inc. (a)	82,766	5,379,790
Platinum Underwriters Holdings Ltd.	553,967	19,699,067
Power Corp. of Canada (sub. vtg.)	407,500	16,459,136
Principal Financial Group, Inc.	416,902	28,699,534
Prudential Financial, Inc.	254,700	23,697,288
The Chubb Corp.	607,400	33,151,892
The Travelers Companies, Inc.	738,500	39,731,300
Unum Group	743,300	17,683,107
XL Capital Ltd. Class A	254,700	12,813,957
		490,871,226

	Shares	Value
Real Estate Management & Development - 0.2%
Black Earth Farming Ltd. unit (a)	997,500	$ 7,713,663
The St. Joe Co. (d)	211,400	7,506,814
		15,220,477
TOTAL FINANCIALS		1,060,559,460
HEALTH CARE - 9.8%
Biotechnology - 0.8%
Biogen Idec, Inc. (a)	400,000	22,768,000
CSL Ltd.	690,000	21,974,930
		44,742,930
Health Care Equipment & Supplies - 0.7%
Alcon, Inc.	127,300	18,208,992
Becton, Dickinson & Co.	139,424	11,653,058
Inverness Medical Innovations, Inc. (a)	183,095	10,286,277
		40,148,327
Health Care Providers & Services - 3.5%
Aetna, Inc.	509,300	29,401,889
Express Scripts, Inc. (a)	660,300	48,201,900
McKesson Corp.	483,900	31,700,289
Medco Health Solutions, Inc. (a)	585,700	59,389,980
WellPoint, Inc. (a)	400,000	35,092,000
		203,786,058
Life Sciences Tools & Services - 0.9%
Applera Corp. - Applied Biosystems Group	100,000	3,392,000
Charles River Laboratories International, Inc. (a)	533,403	35,097,917
Invitrogen Corp. (a)	100,000	9,341,000
Pharmaceutical Product Development, Inc.	151,540	6,117,670
QIAGEN NV (a)	50,000	1,052,500
		55,001,087
Pharmaceuticals - 3.9%
Allergan, Inc.	421,098	27,051,336
Barr Pharmaceuticals, Inc. (a)	305,600	16,227,360
Johnson & Johnson	412,705	27,527,424
Merck & Co., Inc.	1,273,300	73,991,463
Schering-Plough Corp.	202,500	5,394,600
Teva Pharmaceutical Industries Ltd. sponsored ADR	509,300	23,672,264
Wyeth	728,100	32,174,739
XenoPort, Inc. (a)	302,447	16,900,738
		222,939,924
TOTAL HEALTH CARE		566,618,326
INDUSTRIALS - 10.8%
Aerospace & Defense - 4.7%
General Dynamics Corp.	307,500	27,364,425
Goodrich Corp.	254,700	17,984,367
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	611,200	$ 37,631,584
L-3 Communications Holdings, Inc.	665,681	70,522,245
Lockheed Martin Corp.	178,300	18,767,858
Northrop Grumman Corp.	254,700	20,029,608
Precision Castparts Corp.	204,100	28,308,670
United Technologies Corp.	680,000	52,047,200
		272,655,957
Air Freight & Logistics - 0.2%
Hub Group, Inc. Class A (a)	443,345	11,784,110
UTI Worldwide, Inc.	20,000	392,000
		12,176,110
Commercial Services & Supplies - 1.1%
Dun & Bradstreet Corp.	203,700	18,053,931
GeoEye, Inc. (a)	153,964	5,180,889
IHS, Inc. Class A (a)	254,700	15,424,632
Intermap Technologies Corp. (a)	1,738,300	18,370,641
Manpower, Inc.	100,000	5,690,000
		62,720,093
Industrial Conglomerates - 0.6%
McDermott International, Inc. (a)	254,700	15,034,941
Siemens AG sponsored ADR	135,000	21,243,600
		36,278,541
Machinery - 3.3%
Caterpillar, Inc.	100,000	7,256,000
Cummins, Inc.	203,700	25,945,269
Deere & Co.	1,069,600	99,601,152
Donaldson Co., Inc.	120,000	5,565,600
Eaton Corp.	127,300	12,341,735
Manitowoc Co., Inc.	100,000	4,883,000
Parker Hannifin Corp.	229,200	17,261,052
Terex Corp. (a)	254,700	16,700,679
		189,554,487
Marine - 0.3%
Kirby Corp. (a)	254,700	11,838,456
Navios Maritime Holdings, Inc. warrants 12/9/08 (a)	240,250	1,801,875
		13,640,331
Road & Rail - 0.6%
Union Pacific Corp.	254,700	31,995,414
TOTAL INDUSTRIALS		619,020,933
INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 2.6%
Cisco Systems, Inc. (a)	257,961	6,983,004
Harris Corp.	15,100	946,468

	Shares	Value
Juniper Networks, Inc. (a)	716,800	$ 23,797,760
Nokia Corp. sponsored ADR	2,979,600	114,386,844
		146,114,076
Computers & Peripherals - 6.5%
Apple, Inc. (a)	553,100	109,558,048
EMC Corp. (a)	1,018,700	18,876,511
Hewlett-Packard Co.	4,138,000	208,886,237
International Business Machines Corp.	356,500	38,537,650
		375,858,446
Electronic Equipment & Instruments - 0.1%
Avnet, Inc. (a)	200,000	6,994,000
Internet Software & Services - 1.2%
eBay, Inc. (a)	609,100	20,216,029
Google, Inc. Class A (sub. vtg.) (a)	50,942	35,225,374
Open Text Corp. (a)	378,300	11,948,119
		67,389,522
IT Services - 0.4%
Computer Sciences Corp. (a)	479,300	23,710,971
Satyam Computer Services Ltd. sponsored ADR	25,000	668,000
		24,378,971
Software - 3.1%
Activision, Inc. (a)	2,784,790	82,708,263
Autodesk, Inc. (a)	100,000	4,976,000
Nintendo Co. Ltd.	11,800	6,990,320
Oracle Corp. (a)	2,546,700	57,504,486
Ubisoft Entertainment SA (a)	271,667	27,542,828
		179,721,897
TOTAL INFORMATION TECHNOLOGY		800,456,912
MATERIALS - 9.4%
Chemicals - 5.5%
Agrium, Inc.	418,300	30,174,185
Celanese Corp. Class A	405,500	17,160,760
CF Industries Holdings, Inc.	178,300	19,623,698
Monsanto Co.	361,100	40,331,259
Neo Material Technologies, Inc. (a)	2,644,000	13,359,046
OM Group, Inc. (a)	350,000	20,139,000
The Mosaic Co. (a)	1,880,559	177,411,936
		318,199,884
Metals & Mining - 3.9%
AK Steel Holding Corp. (a)	382,000	17,663,680
BHP Billiton Ltd. sponsored ADR	382,000	26,755,280
First Quantum Minerals Ltd.	250,000	21,405,566
Freeport-McMoRan Copper & Gold, Inc. Class B	254,700	26,091,468
Inmet Mining Corp.	668,400	54,189,140
Kinross Gold Corp. (a)	2,386,600	43,958,311
Major Drilling Group International, Inc. (a)	284,400	17,919,018
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Southern Copper Corp. (d)	127,300	$ 13,383,049
voestalpine AG	29,500	2,128,936
		223,494,448
TOTAL MATERIALS		541,694,332
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.6%
Telefonica SA sponsored ADR	254,700	24,856,173
Verizon Communications, Inc.	1,550,700	67,750,083
		92,606,256
Wireless Telecommunication Services - 0.8%
Mobile TeleSystems OJSC sponsored ADR	254,700	25,925,913
Vodafone Group PLC sponsored ADR	509,300	19,007,076
		44,932,989
TOTAL TELECOMMUNICATION SERVICES		137,539,245
UTILITIES - 3.5%
Electric Utilities - 1.9%
Allegheny Energy, Inc.	356,500	22,676,965
E.ON AG	253,700	54,084,227
Entergy Corp.	72,207	8,630,181
Public Power Corp. of Greece	100,000	5,253,840
Reliant Energy, Inc. (a)	764,000	20,047,360
		110,692,573
Gas Utilities - 0.7%
Energen Corp.	596,491	38,312,617
Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc.	254,700	26,114,391

	Shares	Value
Multi-Utilities - 0.4%
Public Service Enterprise Group, Inc.	254,700	$ 25,021,728
TOTAL UTILITIES		200,141,309
TOTAL COMMON STOCKS (Cost $5,430,455,213)		5,758,582,544
Money Market Funds - 0.8%

Fidelity Cash Central Fund, 4.58% (b)	24,561,334	24,561,334
Fidelity Securities Lending Cash Central Fund, 4.65% (b)(c)	20,922,050	20,922,050
TOTAL MONEY MARKET FUNDS (Cost $45,483,384)		45,483,384
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $5,475,938,597)	5,804,065,928
NET OTHER ASSETS - (0.8)%	(44,271,309)
NET ASSETS - 100%	$ 5,759,794,619
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,662,271
Fidelity Securities Lending Cash Central Fund	563,057
Total	$ 2,225,328
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $5,487,729,538. Net unrealized appreciation aggregated $316,336,390, of which $408,012,441 related to appreciated investment securities and $91,676,051 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Capital Development Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2007

1.827902.102

ADESII-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
CONSUMER DISCRETIONARY - 7.0%
Auto Components - 0.2%
Johnson Controls, Inc.	382,000	$ 13,767,280
Automobiles - 0.2%
DaimlerChrysler AG	128,300	12,269,329
Diversified Consumer Services - 0.1%
Anhanguera Educacional Participacoes SA unit (a)	200,000	4,157,303
Hotels, Restaurants & Leisure - 2.9%
McDonald's Corp.	2,461,900	145,030,529
Yum! Brands, Inc.	509,300	19,490,911
		164,521,440
Internet & Catalog Retail - 0.6%
Expedia, Inc. (a)	200,000	6,324,000
Priceline.com, Inc. (a)	244,330	28,063,744
		34,387,744
Media - 1.0%
CKX, Inc. (a)	2,783,069	33,396,828
Vivendi	526,228	24,099,123
		57,495,951
Specialty Retail - 0.4%
Gamestop Corp. Class A (a)	382,000	23,726,020
Textiles, Apparel & Luxury Goods - 1.6%
NIKE, Inc. Class B	1,481,800	95,190,832
TOTAL CONSUMER DISCRETIONARY		405,515,899
CONSUMER STAPLES - 8.0%
Beverages - 0.7%
Molson Coors Brewing Co. Class B	356,500	18,402,530
Pepsi Bottling Group, Inc.	254,700	10,050,462
PepsiAmericas, Inc.	331,100	11,032,252
		39,485,244
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	409,300	28,552,768
CVS Caremark Corp.	1,595,000	63,401,250
Kroger Co.	1,344,100	35,900,911
Tesco PLC	1,782,700	16,903,992
		144,758,921
Food Products - 1.2%
Bunge Ltd.	314,700	36,634,227
Chiquita Brands International, Inc. (a)	13,738	252,642
Fresh Del Monte Produce, Inc.	1,018,700	34,207,946
		71,094,815
Household Products - 1.7%
Energizer Holdings, Inc. (a)	305,600	34,266,928
Procter & Gamble Co.	880,000	64,609,600
		98,876,528
Tobacco - 1.9%
Altria Group, Inc.	1,018,700	76,993,346

	Shares	Value
British American Tobacco PLC	256,800	$ 10,087,104
British American Tobacco PLC sponsored ADR	250,000	19,640,000
		106,720,450
TOTAL CONSUMER STAPLES		460,935,958
ENERGY - 16.8%
Energy Equipment & Services - 4.9%
Atwood Oceanics, Inc. (a)	215,400	21,591,696
Diamond Offshore Drilling, Inc.	178,300	25,318,600
Global Industries Ltd. (a)	250,000	5,355,000
Halliburton Co.	336,781	12,767,368
Helmerich & Payne, Inc.	509,300	20,407,651
National Oilwell Varco, Inc. (a)	763,100	56,057,326
Oceaneering International, Inc. (a)	125,172	8,430,334
Patterson-UTI Energy, Inc.	764,000	14,913,280
Schlumberger Ltd. (NY Shares)	611,195	60,123,252
Subsea 7, Inc. (a)	80,883	1,808,314
Tidewater, Inc.	509,300	27,940,198
Transocean, Inc. (a)	206,260	29,526,119
		284,239,138
Oil, Gas & Consumable Fuels - 11.9%
Anadarko Petroleum Corp.	1,153,200	75,753,708
Apache Corp.	100,000	10,754,000
Canadian Natural Resources Ltd.	266,000	19,431,614
Chesapeake Energy Corp.	509,330	19,965,736
Chevron Corp.	459,800	42,913,134
ConocoPhillips	1,095,100	96,697,330
Energy Transfer Equity LP	20,000	704,600
Frontier Oil Corp.	182,000	7,385,560
Hess Corp.	1,114,300	112,388,298
Marathon Oil Corp.	509,300	30,995,998
Occidental Petroleum Corp.	580,300	44,677,297
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,333,100	153,626,444
Suncor Energy, Inc.	228,300	24,795,786
Valero Energy Corp.	257,227	18,013,607
Williams Companies, Inc.	664,000	23,757,920
		681,861,032
TOTAL ENERGY		966,100,170
FINANCIALS - 18.4%
Capital Markets - 6.7%
GLG Partners, Inc. (a)	700,000	9,520,000
GLG Partners, Inc. warrants 12/28/11 (a)	2,983,100	17,958,262
Goldman Sachs Group, Inc.	628,500	135,158,925
Janus Capital Group, Inc.	830,000	27,265,500
Lehman Brothers Holdings, Inc.	2,142,000	140,172,480
Northern Trust Corp.	254,700	19,504,926
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
State Street Corp.	407,500	$ 33,089,000
T. Rowe Price Group, Inc.	27,600	1,680,288
		384,349,381
Commercial Banks - 0.5%
Bank of Nova Scotia (d)	254,700	12,889,453
Boston Private Financial Holdings, Inc.	46,683	1,264,176
Royal Bank of Canada	254,700	13,007,376
		27,161,005
Diversified Financial Services - 2.5%
Bolsa de Mercadorias & Futuros - BM&F SA	500,000	6,952,247
CME Group, Inc.	47,000	32,242,000
Deutsche Boerse AG	178,900	35,442,514
JPMorgan Chase & Co.	150,000	6,547,500
JSE Ltd.	1,351,800	17,141,570
Leucadia National Corp.	509,300	23,988,030
Liberty Acquisition Holdings Corp. unit	1,893,900	20,643,510
		142,957,371
Insurance - 8.5%
ACE Ltd.	382,000	23,599,960
Allied World Assurance Co. Holdings Ltd.	264,200	13,254,914
American International Group, Inc.	1,273,331	74,235,197
Aon Corp.	382,000	18,217,580
Aspen Insurance Holdings Ltd.	559,300	16,130,212
Axis Capital Holdings Ltd.	545,200	21,246,444
Berkshire Hathaway, Inc. Class A (a)	206	29,169,600
Endurance Specialty Holdings Ltd.	580,900	24,240,957
Everest Re Group Ltd.	152,800	15,341,120
Hartford Financial Services Group, Inc.	254,700	22,207,293
Loews Corp.	50,000	2,517,000
Max Capital Group Ltd.	814,900	22,809,051
MetLife, Inc.	32,000	1,971,840
Montpelier Re Holdings Ltd.	506,466	8,614,987
Navigators Group, Inc. (a)	82,766	5,379,790
Platinum Underwriters Holdings Ltd.	553,967	19,699,067
Power Corp. of Canada (sub. vtg.)	407,500	16,459,136
Principal Financial Group, Inc.	416,902	28,699,534
Prudential Financial, Inc.	254,700	23,697,288
The Chubb Corp.	607,400	33,151,892
The Travelers Companies, Inc.	738,500	39,731,300
Unum Group	743,300	17,683,107
XL Capital Ltd. Class A	254,700	12,813,957
		490,871,226

	Shares	Value
Real Estate Management & Development - 0.2%
Black Earth Farming Ltd. unit (a)	997,500	$ 7,713,663
The St. Joe Co. (d)	211,400	7,506,814
		15,220,477
TOTAL FINANCIALS		1,060,559,460
HEALTH CARE - 9.8%
Biotechnology - 0.8%
Biogen Idec, Inc. (a)	400,000	22,768,000
CSL Ltd.	690,000	21,974,930
		44,742,930
Health Care Equipment & Supplies - 0.7%
Alcon, Inc.	127,300	18,208,992
Becton, Dickinson & Co.	139,424	11,653,058
Inverness Medical Innovations, Inc. (a)	183,095	10,286,277
		40,148,327
Health Care Providers & Services - 3.5%
Aetna, Inc.	509,300	29,401,889
Express Scripts, Inc. (a)	660,300	48,201,900
McKesson Corp.	483,900	31,700,289
Medco Health Solutions, Inc. (a)	585,700	59,389,980
WellPoint, Inc. (a)	400,000	35,092,000
		203,786,058
Life Sciences Tools & Services - 0.9%
Applera Corp. - Applied Biosystems Group	100,000	3,392,000
Charles River Laboratories International, Inc. (a)	533,403	35,097,917
Invitrogen Corp. (a)	100,000	9,341,000
Pharmaceutical Product Development, Inc.	151,540	6,117,670
QIAGEN NV (a)	50,000	1,052,500
		55,001,087
Pharmaceuticals - 3.9%
Allergan, Inc.	421,098	27,051,336
Barr Pharmaceuticals, Inc. (a)	305,600	16,227,360
Johnson & Johnson	412,705	27,527,424
Merck & Co., Inc.	1,273,300	73,991,463
Schering-Plough Corp.	202,500	5,394,600
Teva Pharmaceutical Industries Ltd. sponsored ADR	509,300	23,672,264
Wyeth	728,100	32,174,739
XenoPort, Inc. (a)	302,447	16,900,738
		222,939,924
TOTAL HEALTH CARE		566,618,326
INDUSTRIALS - 10.8%
Aerospace & Defense - 4.7%
General Dynamics Corp.	307,500	27,364,425
Goodrich Corp.	254,700	17,984,367
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	611,200	$ 37,631,584
L-3 Communications Holdings, Inc.	665,681	70,522,245
Lockheed Martin Corp.	178,300	18,767,858
Northrop Grumman Corp.	254,700	20,029,608
Precision Castparts Corp.	204,100	28,308,670
United Technologies Corp.	680,000	52,047,200
		272,655,957
Air Freight & Logistics - 0.2%
Hub Group, Inc. Class A (a)	443,345	11,784,110
UTI Worldwide, Inc.	20,000	392,000
		12,176,110
Commercial Services & Supplies - 1.1%
Dun & Bradstreet Corp.	203,700	18,053,931
GeoEye, Inc. (a)	153,964	5,180,889
IHS, Inc. Class A (a)	254,700	15,424,632
Intermap Technologies Corp. (a)	1,738,300	18,370,641
Manpower, Inc.	100,000	5,690,000
		62,720,093
Industrial Conglomerates - 0.6%
McDermott International, Inc. (a)	254,700	15,034,941
Siemens AG sponsored ADR	135,000	21,243,600
		36,278,541
Machinery - 3.3%
Caterpillar, Inc.	100,000	7,256,000
Cummins, Inc.	203,700	25,945,269
Deere & Co.	1,069,600	99,601,152
Donaldson Co., Inc.	120,000	5,565,600
Eaton Corp.	127,300	12,341,735
Manitowoc Co., Inc.	100,000	4,883,000
Parker Hannifin Corp.	229,200	17,261,052
Terex Corp. (a)	254,700	16,700,679
		189,554,487
Marine - 0.3%
Kirby Corp. (a)	254,700	11,838,456
Navios Maritime Holdings, Inc. warrants 12/9/08 (a)	240,250	1,801,875
		13,640,331
Road & Rail - 0.6%
Union Pacific Corp.	254,700	31,995,414
TOTAL INDUSTRIALS		619,020,933
INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 2.6%
Cisco Systems, Inc. (a)	257,961	6,983,004
Harris Corp.	15,100	946,468

	Shares	Value
Juniper Networks, Inc. (a)	716,800	$ 23,797,760
Nokia Corp. sponsored ADR	2,979,600	114,386,844
		146,114,076
Computers & Peripherals - 6.5%
Apple, Inc. (a)	553,100	109,558,048
EMC Corp. (a)	1,018,700	18,876,511
Hewlett-Packard Co.	4,138,000	208,886,237
International Business Machines Corp.	356,500	38,537,650
		375,858,446
Electronic Equipment & Instruments - 0.1%
Avnet, Inc. (a)	200,000	6,994,000
Internet Software & Services - 1.2%
eBay, Inc. (a)	609,100	20,216,029
Google, Inc. Class A (sub. vtg.) (a)	50,942	35,225,374
Open Text Corp. (a)	378,300	11,948,119
		67,389,522
IT Services - 0.4%
Computer Sciences Corp. (a)	479,300	23,710,971
Satyam Computer Services Ltd. sponsored ADR	25,000	668,000
		24,378,971
Software - 3.1%
Activision, Inc. (a)	2,784,790	82,708,263
Autodesk, Inc. (a)	100,000	4,976,000
Nintendo Co. Ltd.	11,800	6,990,320
Oracle Corp. (a)	2,546,700	57,504,486
Ubisoft Entertainment SA (a)	271,667	27,542,828
		179,721,897
TOTAL INFORMATION TECHNOLOGY		800,456,912
MATERIALS - 9.4%
Chemicals - 5.5%
Agrium, Inc.	418,300	30,174,185
Celanese Corp. Class A	405,500	17,160,760
CF Industries Holdings, Inc.	178,300	19,623,698
Monsanto Co.	361,100	40,331,259
Neo Material Technologies, Inc. (a)	2,644,000	13,359,046
OM Group, Inc. (a)	350,000	20,139,000
The Mosaic Co. (a)	1,880,559	177,411,936
		318,199,884
Metals & Mining - 3.9%
AK Steel Holding Corp. (a)	382,000	17,663,680
BHP Billiton Ltd. sponsored ADR	382,000	26,755,280
First Quantum Minerals Ltd.	250,000	21,405,566
Freeport-McMoRan Copper & Gold, Inc. Class B	254,700	26,091,468
Inmet Mining Corp.	668,400	54,189,140
Kinross Gold Corp. (a)	2,386,600	43,958,311
Major Drilling Group International, Inc. (a)	284,400	17,919,018
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Southern Copper Corp. (d)	127,300	$ 13,383,049
voestalpine AG	29,500	2,128,936
		223,494,448
TOTAL MATERIALS		541,694,332
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.6%
Telefonica SA sponsored ADR	254,700	24,856,173
Verizon Communications, Inc.	1,550,700	67,750,083
		92,606,256
Wireless Telecommunication Services - 0.8%
Mobile TeleSystems OJSC sponsored ADR	254,700	25,925,913
Vodafone Group PLC sponsored ADR	509,300	19,007,076
		44,932,989
TOTAL TELECOMMUNICATION SERVICES		137,539,245
UTILITIES - 3.5%
Electric Utilities - 1.9%
Allegheny Energy, Inc.	356,500	22,676,965
E.ON AG	253,700	54,084,227
Entergy Corp.	72,207	8,630,181
Public Power Corp. of Greece	100,000	5,253,840
Reliant Energy, Inc. (a)	764,000	20,047,360
		110,692,573
Gas Utilities - 0.7%
Energen Corp.	596,491	38,312,617
Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc.	254,700	26,114,391

	Shares	Value
Multi-Utilities - 0.4%
Public Service Enterprise Group, Inc.	254,700	$ 25,021,728
TOTAL UTILITIES		200,141,309
TOTAL COMMON STOCKS (Cost $5,430,455,213)		5,758,582,544
Money Market Funds - 0.8%

Fidelity Cash Central Fund, 4.58% (b)	24,561,334	24,561,334
Fidelity Securities Lending Cash Central Fund, 4.65% (b)(c)	20,922,050	20,922,050
TOTAL MONEY MARKET FUNDS (Cost $45,483,384)		45,483,384
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $5,475,938,597)	5,804,065,928
NET OTHER ASSETS - (0.8)%	(44,271,309)
NET ASSETS - 100%	$ 5,759,794,619
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,662,271
Fidelity Securities Lending Cash Central Fund	563,057
Total	$ 2,225,328
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $5,487,729,538. Net unrealized appreciation aggregated $316,336,390, of which $408,012,441 related to appreciated investment securities and $91,676,051 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios' (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	February 29, 2008